UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06136

Homestead Funds, Inc.

(Exact name of registrant as specified in charter)

4301 Wilson Boulevard

Arlington, VA 22203

(Address of principal executive offices) (Zip code)

Danielle Sieverling

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

(Name and address of agent for service)

Copies to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

(Name and addresses of the agent for service)

Registrant’s telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Portfolio of Investments

Daily Income Fund | September 30, 2017 | (Unaudited)

U.S. Government & Agency Obligations | 85.2% of portfolio

	Interest Rate / Yield(a)	Maturity Date	Face Amount	Value
Federal Agricultural Mortgage Corp.	1.05%	11/14/17	$2,000,000	$1,997,433
Federal Farm Credit Bank	1.02	11/28/17	2,830,000	2,825,349
Federal Farm Credit Bank	1.06	12/15/17	1,100,000	1,097,571
Federal Farm Credit Bank	1.09	01/24/18	900,000	896,895
Federal Home Loan Bank	1.02	10/02/17	3,750,000	3,749,894
Federal Home Loan Bank	1.03	10/03/17	4,000,000	3,999,771
Federal Home Loan Bank	1.05	10/06/17	3,800,000	3,799,446
Federal Home Loan Bank	1.05	10/11/17	768,000	767,777
Federal Home Loan Bank	1.05	10/13/17	230,000	229,919
Federal Home Loan Bank	1.05	10/17/17	3,899,000	3,897,189
Federal Home Loan Bank	1.06	10/20/17	200,000	199,889
Federal Home Loan Bank	1.05	10/25/17	844,000	843,409
Federal Home Loan Bank	1.06	10/30/17	5,000,000	4,995,731
Federal Home Loan Bank	1.07	11/01/17	321,000	320,706
Federal Home Loan Bank	1.04	11/07/17	2,000,000	1,997,862
Federal Home Loan Bank	1.08	11/08/17	1,700,000	1,698,062
Federal Home Loan Bank	1.04	11/10/17	5,000,000	4,994,222
Federal Home Loan Bank	1.04	11/21/17	5,500,000	5,491,858
Federal Home Loan Bank	1.03	11/27/17	1,025,000	1,023,315
Federal Home Loan Bank	1.04	11/27/17	2,900,000	2,895,234
Federal Home Loan Bank	1.06	11/27/17	755,000	753,759
Federal Home Loan Bank	1.04	12/05/17	1,901,000	1,897,447
Federal Home Loan Bank	1.04	12/06/17	3,200,000	3,193,899
Federal Home Loan Bank	1.05	12/18/17	2,000,000	1,995,472
Federal Home Loan Bank	1.04	12/19/17	3,000,000	2,993,153
Federal Home Loan Bank	1.05	01/18/18	2,300,000	2,292,688
Federal Home Loan Bank	1.06	01/24/18	2,081,000	2,073,953
Federal Home Loan Mortgage Corp.	1.13	11/16/17	1,000,000	998,569
Federal Home Loan Mortgage Corp.	1.02	12/04/17	5,000,000	4,990,978
Federal Home Loan Mortgage Corp.	1.09	02/06/18	3,750,000	3,735,467
Federal Home Loan Mortgage Corp.	1.08	02/07/18	2,500,000	2,490,370
Federal National Mortgage Assoc.	1.02	10/04/17	5,000,000	4,999,575
Federal National Mortgage Assoc.	1.01	10/11/17	5,000,000	4,998,597
Federal National Mortgage Assoc.	1.04	10/18/17	4,000,000	3,998,036
Federal National Mortgage Assoc.	1.03	11/08/17	1,750,000	1,748,097
U.S. Treasury Bill	1.03	10/12/17	3,000,000	2,999,069
U.S. Treasury Bill	1.06	10/19/17	4,000,000	3,997,910
U.S. Treasury Bill	1.05	10/26/17	3,500,000	3,497,497
U.S. Treasury Bill	1.05	11/02/17	3,000,000	2,997,251
U.S. Treasury Bill	1.05	11/09/17	3,000,000	2,996,652
U.S. Treasury Bill	1.04	12/21/17	4,000,000	3,990,775
U.S. Treasury Bill	1.06	12/28/17	2,000,000	1,994,886
U.S. Treasury Note	0.88	10/15/17	5,500,000	5,499,625
U.S. Treasury Note	1.88	10/31/17	5,500,000	5,503,507
U.S. Treasury Note	0.88	11/15/17	4,500,000	4,498,973
U.S. Treasury Note	0.88	11/30/17	2,000,000	1,999,308
U.S. Treasury Note	0.63	11/30/17	2,000,000	1,998,550
U.S. Treasury Note	1.00	12/15/17	5,000,000	4,999,629
U.S. Treasury Note	0.88	01/15/18	5,000,000	4,997,280
U.S. Treasury Note	0.75	01/31/18	2,000,000	1,997,666
U.S. Treasury Note	2.63	01/31/18	4,000,000	4,020,582
U.S. Treasury Note	3.50	02/15/18	2,000,000	2,017,489

Total U.S. Government & Agency Obligations (Cost $150,888,241)				150,888,241

Portfolio of Investments | Daily Income Fund | September 30, 2017 | (Unaudited) (Continued)

Money Market Fund | 14.8% of portfolio

	Interest Rate / Yield		Shares	Value
State Street Institutional U.S. Government Money Market Fund (Premier Class)	0.92	%(b)	26,205,394	$26,205,394

Total Money Market Fund (Cost $26,205,394)				26,205,394

Total Investments in Securities (Cost $177,093,635) | 100.0%				$177,093,635

(a)	Yield represents yield at date of purchase.
(b)	7-day yield at September 30, 2017.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$150,888,241	$—	$150,888,241
Money Market Fund	26,205,394	—	—	26,205,394

Total	$26,205,394	$150,888,241	$—	$177,093,635

There were no transfers between levels during the period ended September 30, 2017.

Portfolio of Investments

Short-Term Government Securities Fund | September 30, 2017 | (Unaudited)

U.S. Government & Agency Obligations | 47.8% of portfolio

	Interest Rate / Yield		Maturity Date	Face Amount	Value
AID-Tunisia	1.42%		08/05/21	$1,000,000	$975,400
AID-Ukraine	1.47		09/29/21	2,000,000	1,960,360
Government Trust Certificate (Israel Trust)	0.00	(a)	04/01/21	639,000	593,182
National Archives Facility Trust	8.50		09/01/19	12,995	13,985
Overseas Private Investment Corp.	0.90		12/15/17	200,000	199,760
Overseas Private Investment Corp.	1.32	(b)	02/19/18	2,533,926	2,702,652
Overseas Private Investment Corp.	1.34	(a)	04/23/19	1,000,000	1,000,798
Overseas Private Investment Corp.	1.30		06/15/19	250,000	248,612
Overseas Private Investment Corp.	1.50	(c)	11/15/20	1,000,000	1,081,216
Overseas Private Investment Corp.	3.37		05/15/21	384,537	393,784
Overseas Private Investment Corp.	2.07		05/15/21	400,000	400,240
Overseas Private Investment Corp.	2.52		09/15/22	1,186,364	1,196,313
Overseas Private Investment Corp.	2.51		05/15/25	2,142,592	2,163,506
Overseas Private Investment Corp.	1.13	(d)	06/15/25	2,000,000	2,000,000
Overseas Private Investment Corp.	1.12	(d)	07/07/40	2,000,000	2,000,000
Philippine Power Trust I (e)	5.40		09/26/18	61,954	63,449
Private Export Funding Corp.	1.45		08/15/19	974,000	971,041
The Financing Corp.	0.00	(a)	10/06/17	500,000	499,936
The Financing Corp.	0.00	(a)	02/08/18	500,000	497,655
U.S. Department of Housing & Urban Development	7.93		08/01/18	30,000	30,025
U.S. Department of Housing & Urban Development	5.45		08/01/19	655,000	664,063
U.S. Department of Housing & Urban Development	1.88		08/01/19	2,000,000	2,009,876
U.S. Department of Housing & Urban Development	6.07		08/01/21	40,000	40,633
U.S. Department of Housing & Urban Development	6.12		08/01/22	161,000	163,577
U.S. Department of Housing & Urban Development	5.77		08/01/26	220,000	223,249
U.S. Treasury Note	0.88		01/15/18	3,000,000	2,997,550
U.S. Treasury Note	0.75		04/15/18	4,000,000	3,989,377
U.S. Treasury Note	1.13		06/15/18	1,000,000	998,867
U.S. Treasury Note	1.38		09/30/18	1,000,000	999,922
U.S. Treasury Note	0.88		10/15/18	2,000,000	1,989,453
U.S. Treasury Note	0.75		02/15/19	1,000,000	990,859
U.S. Treasury Note	1.63		04/30/19	500,000	501,367
U.S. Treasury Note	1.38		09/15/20	500,000	496,445

Total U.S. Government & Agency Obligations (Cost $35,075,929)					35,057,152

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 29.1% of portfolio
Consumer Discretionary | 1.6%
Ethiopian Leasing (2012) LLC	2.68		07/30/25	141,771	143,720
VRG Linhas Aéreas SA	0.98		03/13/18	1,000,000	997,231

Total Consumer Discretionary					1,140,951
Energy | 9.0%
Petroleos Mexicanos	2.00		12/20/22	550,000	547,605
Petroleos Mexicanos	1.95		12/20/22	550,000	549,441
Petroleos Mexicanos	2.38		04/15/25	976,800	983,155
Petroleos Mexicanos	2.46		12/15/25	850,000	854,294
Reliance Industries Ltd.	2.06		01/15/26	134,300	132,789
Reliance Industries Ltd.	1.87		01/15/26	1,789,474	1,755,574
Reliance Industries Ltd.	2.44		01/15/26	1,789,474	1,797,176

Total Energy					6,620,034

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2017 | (Unaudited) (Continued)

Corporate Bonds Guaranteed by Export-Import Bank of the United States | 29.1% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Financials | 15.1%
Altitude Investments 17 LLC	2.68%		11/08/25	$714,788	$720,563
Lulwa Ltd.	1.83		03/26/25	650,829	638,968
Mexican Aircraft Finance IV	2.54		07/13/25	350,282	353,159
Mexican Aircraft Finance V	2.33		01/14/27	427,500	426,943
MSN 41079 and 41084 Ltd.	1.63		12/14/24	1,251,004	1,220,569
Penta Aircraft Leasing 2013 LLC	1.69		04/29/25	1,324,439	1,293,924
Safina Ltd.	1.55		01/15/22	969,574	962,010
Safina Ltd.	2.00		12/30/23	1,187,827	1,178,434
Salmon River Export LLC	2.19		09/15/26	194,086	192,846
Sandalwood 2013 LLC	2.82		02/12/26	480,643	490,198
Santa Rosa Leasing LLC	1.69		08/15/24	60,314	59,151
Santa Rosa Leasing LLC	1.47		11/03/24	627,099	608,878
Tagua Leasing LLC	1.90		07/12/24	992,506	980,251
Tagua Leasing LLC	1.73		09/18/24	610,058	597,870
Union 11 Leasing LLC	2.41		01/23/24	576,546	579,161
Union 16 Leasing LLC	1.86		01/22/25	649,321	638,950
VCK Lease SA	2.59		07/24/26	97,327	98,323

Total Financials					11,040,198
Industrials | 0.3%
Sayarra Ltd.	2.77		10/29/21	225,651	229,246

Total Industrials					229,246
Information Technology | 3.1%
Micron Semiconductor Asia PTE Ltd.	1.26		01/15/19	2,277,300	2,265,660

Total Information Technology					2,265,660

Total Corporate Bonds Guaranteed by Export-Import Bank of the United States (Cost $21,411,984)					21,296,089

Corporate Bonds - Other | 5.1% of portfolio
Financials | 4.0%
Athene Global Funding (e)	2.88		10/23/18	195,000	196,843
Athene Global Funding (e)	2.45	(d)	04/20/20	300,000	302,965
Bank of Amercia Corp.	1.97	(d)	10/01/21	250,000	250,754
Capitol One Financial Co.	2.07	(d)	05/12/20	250,000	251,274
Citibank N.A.	1.81	(d)	06/12/20	250,000	251,193
Jackson National Life Global Funding (e)	2.20		01/30/20	175,000	175,106
JP Morgan Chase Bank NA	6.00		10/01/17	992,000	992,000
Manufacturers & Traders Trust Co.	6.63		12/04/17	250,000	252,145
Protective Life Global Funding (e)	1.56		09/13/19	250,000	247,922

Total Financials					2,920,202
Information Technology | 0.7%
Apple Inc.	1.55		02/08/19	500,000	500,114

Total Information Technology					500,114

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2017 | (Unaudited) (Continued)

Corporate Bonds - Other | 5.1% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Utilities | 0.4%
Laclede Gas Co.	2.00%		08/15/18	$300,000	$299,986

Total Utilities					299,986

Total Corporate Bonds - Other (Cost $3,710,853)					3,720,302

Mortgage-Backed Securities | 3.2% of portfolio
FDIC Structured Sale Guaranteed Notes 2010-S3 (e)	2.74		12/03/20	147,817	147,833
GNMA #2602	6.00		06/20/28	17,399	19,718
GNMA #607494	5.00		04/15/19	2,798	2,860
GNMA #616274	5.00		02/15/19	1,621	1,653
GNMA #8004	2.13	(d)	07/20/22	9,017	9,289
GNMA #80053	2.38	(d)	03/20/27	1,438	1,486
GNMA #80058	2.63	(d)	04/20/27	1,332	1,378
GNMA #8006	2.13	(d)	07/20/22	7,171	7,326
GNMA #80185	2.63	(d)	04/20/28	13,555	14,044
GNMA #80264	2.38	(d)	03/20/29	9,708	9,840
GNMA #80283	2.63	(d)	05/20/29	9,269	9,618
GNMA #80300	2.13	(d)	07/20/29	8,292	8,593
GNMA #80309	2.13	(d)	08/20/29	4,324	4,490
GNMA #80363	2.38	(d)	01/20/30	28,549	29,619
GNMA #8038	2.13	(d)	08/20/22	4,486	4,584
GNMA #8040	2.13	(d)	08/20/22	11,341	11,659
GNMA #80426	2.13	(d)	07/20/30	1,081	1,123
GNMA #80452	2.13	(d)	09/20/30	8,720	9,048
GNMA #80475	2.25	(d)	12/20/30	6,934	7,052
GNMA #8054	2.25	(d)	10/20/22	1,631	1,639
GNMA #80577	2.38	(d)	02/20/32	1,572	1,635
GNMA #80684	2.63	(d)	04/20/33	7,838	8,030
GNMA #8076	2.25	(d)	11/20/22	4,613	4,716
GNMA #81129	2.75	(d)	10/20/34	74,724	76,845
GNMA #8157	2.38	(d)	03/20/23	7,784	7,961
GNMA #8191	2.63	(d)	05/20/23	13,080	13,401
GNMA #8259	2.13	(d)	08/20/23	3,935	4,033
GNMA #8297	4.00	(d)	12/20/17	101	101
GNMA #8332	3.50	(d)	03/20/18	139	139
GNMA #8344	3.50	(d)	04/20/18	786	787
GNMA #8384	2.38	(d)	03/20/24	2,012	2,056
GNMA #8393	4.00	(d)	08/20/18	604	606
GNMA #8400	2.13	(d)	08/20/18	534	535
GNMA #8405	4.00	(d)	09/20/18	623	626
GNMA #8423	2.63	(d)	05/20/24	2,816	2,894
GNMA #8429	4.00	(d)	11/20/18	979	984
GNMA #8459	2.13	(d)	07/20/24	4,689	4,819
GNMA #8499	3.13	(d)	05/20/19	1,790	1,786
GNMA #8518	2.25	(d)	10/20/24	4,775	4,881
GNMA #8532	2.50	(d)	10/20/24	5,781	5,952
GNMA #8591	2.38	(d)	02/20/25	11,020	11,190
GNMA #8638	2.63	(d)	06/20/25	6,617	6,822
GNMA #8648	2.13	(d)	07/20/25	13,579	13,600
GNMA #8663	2.13	(d)	07/20/25	8,108	8,360
GNMA #8680	3.50	(d)	08/20/20	2,644	2,658
GNMA #8687	2.50	(d)	08/20/25	2,442	2,508
GNMA #8702	3.00	(d)	10/20/20	1,716	1,737
GNMA #8747	2.25	(d)	11/20/25	4,692	4,822

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2017 | (Unaudited) (Continued)

Mortgage-Backed Securities | 3.2% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
GNMA #8807	2.13	%(d)	07/20/21	$3,286	$3,360
GNMA #8836	2.13	(d)	09/20/21	4,426	4,540
GNMA #8847	2.63	(d)	04/20/26	6,855	7,079
GNMA #8869	2.25	(d)	11/20/21	12,729	12,963
GNMA #8873	2.50	(d)	11/20/21	6,232	6,305
GNMA #8877	2.63	(d)	05/20/26	1,413	1,454
GNMA #8883	2.25	(d)	12/20/21	4,246	4,324
GNMA #8915	2.38	(d)	02/20/22	4,207	4,287
GNMA #8934	2.38	(d)	03/20/22	7,369	7,511
GNMA #8978	2.63	(d)	05/20/22	17,924	18,459
GNMA #MA0668	2.00		12/20/27	170,764	169,762
GNMA 2002-20	4.50		03/20/32	9,685	10,431
GNMA 2003-11	4.00		10/17/29	12,829	13,458
GNMA 2003-26	1.68	(d)	04/16/33	3,127	3,144
GNMA 2003-97	4.50		03/20/33	6,426	6,566
GNMA 2004-102	5.50		04/20/34	10,426	10,586
GNMA 2004-17	4.50		12/20/33	28,293	29,759
GNMA 2010-113	2.50		02/16/40	195,407	196,761
GNMA 2012-143	1.50		12/16/27	464,138	451,421
GNMA 2013-131	1.58	(d)	09/16/43	207,527	206,740
NCUA Guaranteed Notes 2011-C1	1.76	(d)	03/09/21	677,234	675,847

Total Mortgage-Backed Securities (Cost $2,329,228)					2,342,093

Asset-Backed Securities | 2.9% of portfolio
Ally Master Owner Trust 17-3	1.66	(d)	06/15/22	250,000	250,304
Exeter Automobile Receivables Trust 17-2 (e)	2.11		06/15/21	232,046	232,359
Flagship Credit Auto Trust 17-1 (e)	1.93		12/15/21	153,717	153,791
Foursight Capital Automobile Receivables Trust 17-1 (e)	2.37		04/15/22	104,944	104,765
GLS Auto Receivables Trust 17-1 (e)	2.67		04/15/21	250,000	249,828
Prosper Marketplace Issuance Trust 17-1 (e)	2.56		06/15/23	111,193	111,434
Prosper Marketplace Issuance Trust 17-2 (e)	2.41		09/15/23	150,000	150,184
Small Business Administration 02-20K	5.08		11/01/22	4,564	4,783
Small Business Administration 04-20B	4.72		02/01/24	13,269	13,816
Small Business Administration 04-20C	4.34		03/01/24	23,771	24,580
Small Business Administration 16-10E	1.80		09/01/26	453,642	449,106
Small Business Administration 16-10F	2.17		11/01/26	207,995	207,341
Small Business Administration 98-20D	6.15		04/01/18	1,355	1,365
Small Business Administration 98-20E	6.30		05/01/18	937	946
Small Business Administration 98-20H	6.15		08/01/18	609	616
Small Business Administration 99-20D	6.15		04/01/19	2,871	2,922
Small Business Administration Pool # 100075	3.50		05/25/19	3,203	3,218
Small Business Administration Pool # 503278	1.88	(d)	02/25/21	9,319	9,337
Small Business Administration Pool # 503463	2.13	(d)	09/25/21	225	223
United Auto Credit Securitization Trust 17-1 (e)	1.89		05/10/19	180,944	180,864

Total Asset-Backed Securities (Cost $2,153,657)					2,151,782

Municipal Bond | 0.3% of portfolio
Wisconsin | 0.3%
Wisconsin, Public Finance Authority	2.75		06/01/20	225,000	224,098

Total Wisconsin					224,098

Total Municipal Bond (Cost $225,000)					224,098

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2017 | (Unaudited) (Continued)

Certificate of Deposit | 3.7% of portfolio

	Interest Rate / Yield		Maturity Date	Face Amount	Value
American Express Bank FSB	1.55%		10/23/17	$250,000	$250,088
American Express Centurion Bank	1.45		06/04/18	250,000	250,203
Capital One Bank USA NA	1.65		07/09/18	250,000	250,215
Capital One NA	1.60		07/16/18	250,000	250,199
GE Capital Bank	1.50		10/17/17	250,000	250,035
HSBC Bank USA NA	3.10	(d)	11/17/20	246,000	246,341
Northern Bank & Trust Co.	1.05		11/28/18	240,000	238,638
Sallie Mae Bank	1.50		10/16/17	250,000	250,028
Wells Fargo Bank NA	1.55		01/05/18	500,000	500,370
Worlds Foremost Bank	1.50		06/11/18	200,000	199,864

Total Certificate of Deposit (Cost $2,685,641)					2,685,981

Commercial Paper | 7.9% of portfolio
NiSource Finance Corp. (e)	1.45		10/10/17	2,200,000	2,199,079
NorthWestern Corp. (e)	1.25		10/02/17	3,625,000	3,624,592

Total Commercial Paper (Cost $5,824,077)					5,823,671

Money Market Fund | less than 0.1% of portfolio
				Shares
State Street Institutional U.S. Government Money Market Fund (Premier Class)	0.92	(f)		1,047	1,047

Total Money Market Fund (Cost $1,047)					1,047

Total Investments in Securities (Cost $73,417,416) | 100.0%					$73,302,215

(a)	Zero coupon rate, purchased at a discount.
(b)	Interest is paid at maturity.
(c)	Interest is paid at put date.
(d)	Variable coupon rate as of September 30, 2017.
(e)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $8,141,014 and represents 11.1% of total investments.
(f)	7-day yield at September 30, 2017.

LLC - Limited Liability Company

SA - Sociedad Anonima or Societe Anonyme

NA - National Association

At September 30, 2017, the cost of investment securities for tax purposes was $73,417,416. Net unrealized depreciation of investment securities was $115,201 consisting of unrealized gains of $173,526 and unrealized losses of $288,727.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

Portfolio of Investments | Short-Term Government Securities Fund | September 30, 2017 | (Unaudited) (Continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$—	$34,993,703	$63,449	$35,057,152
Corporate Bonds Guaranteed by Export-Import Bank of the United States		21,296,089		21,296,089
Corporate Bonds - Other	—	3,720,302	—	3,720,302
Mortgage-Backed Securities	—	2,342,093	—	2,342,093
Asset-Backed Securities	—	2,151,782	—	2,151,782
Municipal Bond	—	224,098	—	224,098
Commercial Paper	—	5,823,671	—	5,823,671
Certificate of Deposit	—	2,685,981	—	2,685,981
Money Market Fund	1,047	—	—	1,047

Total	$1,047	$73,237,719	$63,449	$73,302,215

There were no transfers between levels during the period ended September 30, 2017.

As of September 30, 2017, all Level 3 securities held by the Short-Term Government Securities Fund were not considered to be material.

Portfolio of Investments

Short-Term Bond Fund | September 30, 2017 | (Unaudited)

Corporate Bonds - Other | 30.3% of portfolio

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Consumer Discretionary | 0.4%
ABC Inc.	8.75%		08/15/21	$810,000	$976,385
McDonald’s Corp.	2.10		12/07/18	350,000	351,624
Stanley Black & Decker Inc.	2.45		11/17/18	250,000	251,563
Stanley Black & Decker Inc.	1.62		11/17/18	425,000	424,041

Total Consumer Discretionary					2,003,613
Consumer Staples | 2.6%
Alberto-Culver Co.	5.15		06/01/20	375,000	402,984
Anheuser-Busch InBev Finance Inc.	1.90		02/01/19	800,000	802,001
Coca-Cola Co. (The)	1.55		09/01/21	475,000	465,795
Coca-Cola Co. (The)	2.20		05/25/22	420,000	421,137
Colgate-Palmolive Co.	0.90		05/01/18	550,000	548,252
Colgate-Palmolive Co.	1.75		03/15/19	1,025,000	1,026,561
Mead Johnson Nutrition Co.	3.00		11/15/20	4,125,000	4,237,002
PepsiCo Inc.	1.50		02/22/19	350,000	349,499
PepsiCo Inc.	1.35		10/04/19	875,000	872,288
Phillip Morris International Inc.	1.25		11/09/17	500,000	499,927
Procter & Gamble Co. (The)	1.90		11/01/19	1,625,000	1,633,466
Procter & Gamble Co. (The)	1.85		02/02/21	350,000	348,047
Procter & Gamble Co. (The)	1.70		11/03/21	475,000	469,627
Procter & Gamble Co. (The)	2.15		08/11/22	1,150,000	1,148,602
Wal-Mart Stores Inc.	1.95		12/15/18	1,175,000	1,180,823

Total Consumer Staples					14,406,011
Energy | 3.9%
ANR Pipeline Co.	9.63		11/01/21	3,175,000	4,023,211
Cameron International Corp.	6.38		07/15/18	2,500,000	2,589,216
Chevron Corp.	1.35		11/15/17	500,000	500,046
Chevron Corp.	1.10		12/05/17	475,000	474,772
Chevron Corp.	1.37		03/02/18	1,400,000	1,399,844
Chevron Corp.	1.49	(a)	03/02/18	2,150,000	2,151,385
Chevron Corp.	1.72		06/24/18	975,000	975,799
Chevron Corp.	1.73	(a)	11/15/19	2,175,000	2,189,870
Chevron Corp.	2.19		11/15/19	375,000	378,484
Chevron Corp.	2.42		11/17/20	700,000	709,441
Colonial Pipeline Co. (b)	3.50		10/15/20	875,000	906,657
Exxon Mobil Corp.	1.31		03/06/18	3,300,000	3,298,251
Exxon Mobil Corp.	1.82		03/15/19	1,050,000	1,055,793
Marathon Oil Corp.	2.70		06/01/20	550,000	549,891

Total Energy					21,202,660
Financials | 6.1%
Aetna Inc.	1.97	(a)	12/08/17	310,000	310,331
Agricultural Bank of China NY	2.23	(a)	05/21/18	665,000	665,999
Agricultural Bank of China NY	2.00		05/21/18	915,000	914,280
Ares Capital Corp.	3.50		02/10/23	1,175,000	1,161,197
Athene Global Funding (b)	2.88		10/23/18	3,050,000	3,078,828
Athene Global Funding (b)	2.75		04/20/20	575,000	579,466
Athene Global Funding (b)	2.45	(a)	04/20/20	1,200,000	1,211,861
Athene Global Funding (b)	4.00		01/25/22	1,400,000	1,457,150
Bank of America NA	1.75		06/05/18	1,250,000	1,251,317
Berkshire Hathaway Finance Corp.	1.45		03/07/18	250,000	250,082

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Corporate Bonds - Other | 30.3% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Financials | 6.1% (Continued)
Berkshire Hathaway Finance Corp.	1.87	%(a)	03/07/18	$250,000	$250,632
Berkshire Hathaway Inc.	1.15		08/15/18	400,000	398,814
Fixed Income Trust for Wal-Mart Stores Inc. (b)	3.00	(a)	02/15/24	143,502	136,703
Flagstar Bancorp Inc.	6.13		07/15/21	500,000	531,217
Goldman Sachs Group Inc.	2.72	(a)	11/15/17	685,000	685,312
HSBC Bank USA NA	4.88		08/24/20	2,575,000	2,769,247
Hyundai Capital America, Inc. (b)	2.55		04/03/20	1,325,000	1,322,466
Hyundai Capital America, Inc. (b)	2.10	(a)	04/03/20	875,000	873,269
Hyundai Capital America, Inc. (b)	2.33	(a)	09/18/20	2,275,000	2,275,541
Hyundai Capital America, Inc. (b)	2.75		09/18/20	975,000	974,029
IBM Credit LLC	1.63		09/06/19	1,300,000	1,298,850
Industrial & Commercial Bank of China NY	2.50	(a)	11/13/17	250,000	250,065
Industrial & Commercial Bank of China NY	2.35		11/13/17	250,000	250,126
Jackson National Life Global Funding (b)	1.88		10/15/18	775,000	776,702
Jackson National Life Global Funding (b)	2.20		01/30/20	1,250,000	1,250,760
JP Morgan Chase Bank NA	6.00		10/01/17	900,000	900,000
Met Life Global Funding I (b)	1.35		09/14/18	250,000	249,368
Met Life Global Funding I (b)	1.75		12/19/18	875,000	873,879
New York Life Global Funding (b)	2.00		04/09/20	1,300,000	1,299,812
Pricoa Global Funding I (b)	1.60		05/29/18	1,700,000	1,700,943
Protective Life Global Funding (b)	1.56		09/13/19	2,075,000	2,057,748
UBS AG, Stamford CT	1.80		03/26/18	1,675,000	1,677,703

Total Financials					33,683,697
Health Care | 0.8%
Johnson & Johnson	1.13		11/21/17	750,000	749,824
Johnson & Johnson	1.88		12/05/19	775,000	779,198
Merck & Co., Inc.	1.85		02/10/20	475,000	475,526
Pfizer Inc.	2.20		12/15/21	1,250,000	1,256,773
UnitedHealth Group Inc.	1.40		12/15/17	825,000	824,885
UnitedHealth Group Inc.	1.90		07/16/18	250,000	250,656

Total Health Care					4,336,862
Industrials | 3.2%
BNSF Railway Co.	3.80		01/01/20	330,000	340,263
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	327,581	338,307
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	68,728	72,268
General Electric Co.	5.25		12/06/17	3,900,000	3,927,215
General Electric Co.	1.82	(a)	12/07/17	1,300,000	1,300,663
General Electric Co.	2.14	(a)	12/20/17	1,100,000	1,100,448
General Electric Co.	2.50		03/28/20	6,930,000	6,999,300
Johnson Controls Inc. (b)	5.00		03/30/20	831,000	884,803
Parker Hannifin Corp.	5.50		05/15/18	1,475,000	1,509,937
United Technologies Corp.	1.78		05/04/18	1,000,000	1,000,490

Total Industrials					17,473,694
Information Technology | 5.4%
Amazon.com, Inc. (b)	1.90		08/21/20	975,000	977,195
Apple Inc.	1.00		05/03/18	8,150,000	8,130,853
Apple Inc.	1.70		02/22/19	1,250,000	1,252,893
Apple Inc.	2.10		05/06/19	2,100,000	2,116,452
Apple Inc.	1.10		08/02/19	3,075,000	3,048,087

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Corporate Bonds - Other | 30.3% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Information Technology | 5.4% (Continued)
Apple Inc.	1.50%		09/12/19	$3,050,000	$3,044,052
Apple Inc.	2.50		02/09/22	975,000	987,637
Cisco Systems Inc.	1.40		02/28/18	800,000	800,075
Intel Corp.	1.35		12/15/17	950,000	950,104
International Business Machines Corp.	2.50		01/27/22	700,000	706,679
Microsoft Corp.	0.88		11/15/17	250,000	249,858
Microsoft Corp.	1.00		05/01/18	900,000	898,060
Microsoft Corp.	1.63		12/06/18	675,000	676,003
Microsoft Corp.	1.10		08/08/19	3,100,000	3,071,716
Microsoft Corp.	2.00		11/03/20	950,000	955,437
Microsoft Corp.	2.40		02/06/22	1,675,000	1,694,758

Total Information Technology					29,559,859
Materials | 0.5%
3M Co.	1.63		09/19/21	450,000	443,446
PPG Industries, Inc.	2.30		11/15/19	2,200,000	2,208,586

Total Materials					2,652,032
Telecommunication Services | 0.2%
Ameritech Capital Funding Corp.	6.45		01/15/18	1,200,000	1,215,279

Total Telecommunication Services					1,215,279
Utilities | 7.2%
Alabama Power Co.	5.13		02/15/19	700,000	728,730
Ameren Illinois Co.	6.25		04/01/18	1,525,000	1,557,863
Atlantic City Electric Co.	4.35		04/01/21	1,625,000	1,696,679
California Water Service Co.	5.88		05/01/19	1,275,000	1,342,193
Centerpoint Energy Resources Corp.	6.13		11/01/17	2,485,000	2,493,185
Dominion Energy Inc.	2.58		07/01/20	325,000	327,241
Duke Energy Florida Project Finance, LLC	1.20		03/01/22	4,404,426	4,369,602
Duke Energy Progress Inc.	1.52	(a)	11/20/17	225,000	225,072
Entergy Louisiana LLC	4.80		05/01/21	1,175,000	1,243,189
Laclede Gas Co.	2.00		08/15/18	2,200,000	2,199,898
Northern Natural Gas Co. (b)	4.25		06/01/21	475,000	498,055
PacifiCorp	5.65		07/15/18	1,025,000	1,058,531
Public Service Co. of New Hampshire	4.50		12/01/19	2,575,000	2,701,676
SanDiego Gas & Electric Co.	1.91		02/01/22	2,489,154	2,473,481
Southern California Edison Co.	1.25		11/01/17	870,000	869,724
Southern California Edison Co.	5.50		08/15/18	2,200,000	2,274,282
Southern California Edison Co.	1.85		02/01/22	5,265,000	5,208,986
Southern Natural Gas Company, LLC	4.40		06/15/21	1,100,000	1,165,131
Toledo Edison Co.	7.25		05/01/20	250,000	275,991
Union Electric Co.	5.10		08/01/18	975,000	1,000,280
Union Electric Co.	5.10		10/01/19	1,200,000	1,277,357
Westar Energy Inc.	5.10		07/15/20	1,275,000	1,370,633
Western Massachusetts Electric Co.	3.50		09/15/21	250,000	260,078
WGL Holdings Inc.	2.25		11/01/19	2,125,000	2,113,744
Wisconsin Power and Light Co.	5.00		07/15/19	560,000	588,703

Total Utilities					39,320,304

Total Corporate Bonds - Other (Cost $165,285,910)					165,854,011

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Asset-Backed Securities | 22.4% of portfolio

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Access Group Inc. 01	1.68	%(a)	05/25/29	$702,157	$691,322
Access Group Inc. 04-A	1.57	(a)	04/25/29	50,976	50,963
Access Group Inc. 05-B	1.53	(a)	07/25/35	1,558,374	1,476,365
Ally Master Owner Trust 14-5	1.72	(a)	10/15/19	4,500,000	4,500,894
Ally Master Owner Trust 14-5	1.60		10/15/19	4,000,000	4,000,279
Ally Master Owner Trust 15-2	1.83		01/15/21	725,000	724,991
Ally Master Owner Trust 17-3	1.66	(a)	06/15/22	750,000	750,914
Ally Master Owner Trust 17-3	2.04		06/15/22	900,000	898,106
American Credit Acceptance Receivables Trust 16-A (b)	2.37		05/12/20	34,358	34,370
Axis Equipment Finance Receivables LLC 15-1 (b)	1.90		03/20/20	332,275	332,092
Axis Equipment Finance Receivables LLC 16-A (b)	2.21		11/20/21	991,723	988,869
California Republic Auto Receivable Trust 15-3	2.13		05/17/21	2,100,000	2,108,271
CCR Inc. MT-100 Payment Rights Master Trust 12-C (b)	4.75		07/10/22	1,208,333	1,228,462
College Loan Corp Trust 07-2	1.56	(a)	01/25/24	19,395,000	19,176,684
Consumer Loan Underlying Bond 17-P1 (b)	2.42		09/15/23	2,125,000	2,124,936
CPS Auto Trust 13-A (b)	1.31		06/15/20	222,030	221,984
CPS Auto Trust 13-B (b)	1.82		09/15/20	247,199	247,047
CPS Auto Trust 15-A (b)	1.53		07/15/19	260,492	260,411
CPS Auto Trust 17-A (b)	1.68		08/17/20	598,002	597,293
Credit Acceptance Auto Loan Trust 17-1 (b)	2.56		10/15/25	1,100,000	1,103,058
Credit Acceptance Auto Loan Trust 17-2 (b)	2.55		02/17/26	1,525,000	1,523,368
Edlinc Student Loan Funding Trust 12-A (b)	3.91	(a)	10/01/25	2,241,619	2,276,084
Education Loan Asset Backed Trust 13-1 (b)	2.23	(a)	11/25/33	6,757,806	6,515,942
Element Rail Leasing I LLC 14-1 (b)	2.30		04/19/44	1,889,412	1,872,597
Element Rail Leasing I LLC 15-1 (b)	2.71		02/19/45	706,731	703,145
Element Rail Leasing I LLC 16-1 (b)	3.97		03/19/46	395,267	404,831
Entergy New Orleans Storm Recovery Fund 15-1	2.67		06/01/27	832,509	838,387
Exeter Automobile Receivables Trust 15-3 (b)	2.00		03/16/20	93,253	93,255
Exeter Automobile Receivables Trust 16-1 (b)	2.35		07/15/20	44,690	44,729
Exeter Automobile Receivables Trust 16-3 (b)	1.84		11/16/20	574,124	573,731
Exeter Automobile Receivables Trust 17-1 (b)	1.96		03/15/21	816,965	815,332
Exeter Automobile Receivables Trust 17-2 (b)	2.11		06/15/21	1,353,601	1,355,427
Exeter Automobile Receivables Trust 17-3 (b)	2.05		12/15/21	975,000	974,227
Flagship Credit Auto Trust 15-3 (b)	2.38		10/15/20	387,991	389,269
Flagship Credit Auto Trust 17-1 (b)	1.93		12/15/21	1,178,500	1,179,063
Ford Credit Floorplan Master Owner Trust 16-1	1.76		02/15/21	1,250,000	1,248,680
Ford Credit Floorplan Master Owner Trust 16-1	2.13	(a)	02/15/21	1,250,000	1,260,464
Foursight Capital Automobile Receivables Trust 16-1 (b)	2.87		10/15/21	637,557	639,979
Foursight Capital Automobile Receivables Trust 17-1 (b)	2.37		04/15/22	755,599	754,304
FRS I LLC 13-1 (b)	1.80		04/15/43	98,148	97,740
GLS Auto Receivables Trust 17-1 (b)	2.67		04/15/21	1,975,000	1,973,644
Gracie Point Premium Financing 17-A (b)	2.82	(a)	03/01/19	8,700,000	8,700,000
KeyCorp Student Loan Trust 00-A	1.51	(a)	05/25/29	403,850	394,895
KeyCorp Student Loan Trust 00-B	1.47	(a)	07/25/29	559,526	547,045
KeyCorp Student Loan Trust 04-A	1.60	(a)	01/27/43	509,162	458,099
KeyCorp Student Loan Trust 05-A	1.69	(a)	09/27/40	411,096	369,401
KeyCorp Student Loan Trust 06-A	1.60	(a)	09/27/35	2,197,936	2,195,008
Longtrain Leasing III LLC 2015-1 (b)	2.98		01/15/45	580,560	576,788
Navistar Financial Dealer Note Master Trust 16-1 (b)	2.59	(a)	09/27/21	1,900,000	1,913,322
Nelnet Private Education Loan Trust 16-A (b)	3.60		12/26/40	2,518,260	2,511,610
One Main Direct Auto Receivables Trust 16-1 (b)	2.04		01/15/21	123,720	123,788
One Main Financial Issuance Trust 14-2 (b)	2.47		09/18/24	307,603	307,954
One Main Financial Issuance Trust 15-2 (b)	2.57		07/18/25	613,293	614,429
Oscar US Funding Trust 16-2 (b)	2.31		11/15/19	634,477	634,538
Oscar US Funding Trust 17-2 (b)	2.45		12/10/21	730,000	726,832
Prosper Marketplace Issuance Trust 17-1 (b)	2.56		06/15/23	704,219	705,749
Prosper Marketplace Issuance Trust 17-2 (b)	2.41		09/15/23	3,550,000	3,554,363

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Asset-Backed Securities | 22.4% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Sierra Auto Receivables Securities Trust 16-1 (b)	2.85%		01/18/22	$338,541	$339,411
Skopos Auto Receivables Trust 15-2 (b)	3.55		02/15/20	47,170	47,179
SLC Student Loan Trust 05-1	1.38	(a)	02/15/45	1,141,729	1,071,478
SLC Student Loan Trust 06-A	1.46	(a)	07/15/36	3,275,000	3,259,504
SLC Student Loan Trust 06-A	1.61	(a)	07/15/36	6,250,000	5,711,642
SLM Student Loan Trust 03-11	1.90	(a)	12/15/38	581,674	551,368
SLM Student Loan Trust 03-B	1.65	(a)	03/15/22	393,943	394,530
SLM Student Loan Trust 04-A	1.65	(a)	06/15/33	2,421,037	2,366,684
SLM Student Loan Trust 04-B	1.58	(a)	03/15/24	4,621,115	4,604,099
SLM Student Loan Trust 05-A	1.45	(a)	06/15/23	1,780,640	1,777,098
SLM Student Loan Trust 06-A	1.44	(a)	12/15/23	674,035	673,913
SLM Student Loan Trust 06-A	1.54	(a)	06/15/39	1,475,000	1,407,921
Small Business Administration 02-20K	5.08		11/01/22	15,976	16,740
SoFi Consumer Loan Program Trust 17-1 (b)	3.28		01/26/26	1,193,988	1,209,683
SoFi Consumer Loan Program Trust 17-3 (b)	2.77		05/25/26	558,303	560,575
SoFi Consumer Loan Program Trust 17-4 (b)	2.50		05/26/26	1,199,912	1,199,229
ThunderRoad Motorcycle Trust 16-1 (b)	4.00		09/15/22	825,057	830,690
United Auto Credit Securitization Trust 16-2 (b)	1.67		09/10/18	66,029	66,030
United Auto Credit Securitization Trust 17-1 (b)	1.89		05/10/19	1,845,631	1,844,811
World Financial Network Credit Card Master Note Trust 17-B	1.98		06/15/23	3,500,000	3,497,525

Total Asset-Backed Securities (Cost $119,940,810)					122,815,440

Municipal Bonds | 20.3% of portfolio
Alaska | 1.1%
Alaska Housing Finance Corp.	2.80		12/01/26	10,000	9,821
Alaska Housing Finance Corp.	2.04	(a)	06/01/43	5,150,000	5,151,236
Alaska Student Loan Corp.	1.73	(a)	08/25/31	684,617	682,823

Total Alaska					5,843,880
California | 0.3%
Desert Sands California Unified School District	2.28		06/01/19	375,000	376,035
Fresno County CA Pension Obligation	0.00	(c)	08/15/22	650,000	565,175
University of California	2.85		05/15/20	540,000	552,922

Total California					1,494,132
Colorado | 0.2%
Colorado Housing & Finance Authority	1.69		05/01/18	1,150,000	1,148,735

Total Colorado					1,148,735
Florida | 0.8%
Florida State Board of Administration Finance Corp.	2.16		07/01/19	4,375,000	4,393,725

Total Florida					4,393,725
Illinois | 0.9%
Illinois, State of Sales Tax Revenue	2.23		06/15/19	3,625,000	3,644,684
Village of Rosemont Illinois	2.77		12/01/18	1,375,000	1,388,420

Total Illinois					5,033,104

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Municipal Bonds | 20.3% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Indiana | 0.1%
Indiana Bond Bank	2.08%		01/15/19	$300,000	$301,626

Total Indiana					301,626
Louisiana | 0.3%
New Orleans Louisiana	2.80		09/01/19	1,725,000	1,743,164

Total Louisiana					1,743,164
Michigan | 0.1%
Wayne County Michigan	4.25		12/01/18	545,000	547,807

Total Michigan					547,807
Mississippi | Less than 0.1%
Mississippi, State of	2.40		10/01/22	225,000	225,684

Total Mississippi					225,684
Missouri | Less than 0.1%
Missouri Higher Education Loan Authority	2.06	(a)	01/26/26	238,619	239,036

Total Missouri					239,036
New Jersey | 4.5%
New Jersey Economic Development Authority	0.00	(c)	02/15/18	3,125,000	3,104,969
New Jersey Economic Development Authority	0.00	(c)	02/15/19	4,990,000	4,846,488
New Jersey Economic Development Authority	0.00	(c)	02/15/20	12,575,000	11,826,033
New Jersey Economic Development Authority	0.00	(c)	02/15/21	1,350,000	1,228,486
New Jersey Economic Development Authority	0.00	(c)	02/15/22	1,005,000	876,481
New Jersey Economic Development Authority	0.00	(c)	02/15/24	3,200,000	2,522,784

Total New Jersey					24,405,241
New York | 4.0%
New York City, NY Transitional Finance Authority	1.80		08/01/18	1,475,000	1,478,805
New York City, NY Transitional Finance Authority	1.85		05/01/19	2,025,000	2,034,801
New York City, NY Transitional Finance Authority	2.45		08/01/20	1,000,000	1,013,480
New York City, NY Transitional Finance Authority	2.75		11/01/20	2,695,000	2,756,689
New York City, NY Transitional Finance Authority	2.85		02/01/21	2,775,000	2,850,064
New York City, NY Transitional Finance Authority	2.15		02/01/21	2,100,000	2,109,723
New York State Urban Development Corp.	2.35		03/15/20	4,350,000	4,389,193
New York State Urban Development Corp.	2.10		03/15/22	4,850,000	4,840,009
Utility Debt Securitization Authority, NY	2.04		06/15/21	387,000	386,528

Total New York					21,859,292
North Carolina | 0.3%
North Carolina Housing Finance Agency	4.00		01/01/30	1,000,000	1,023,190
North Carolina State Education Assistance Authority	2.04	(a)	07/25/39	627,374	631,641

Total North Carolina					1,654,831
Oklahoma | 0.1%
Oklahoma Student Loan Authority	1.74	(a)	02/25/32	507,866	508,064

Total Oklahoma					508,064

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Municipal Bonds | 20.3% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Pennsylvania | 4.6%
Lehigh County Authority PA	3.44%		12/01/18	$3,825,000	$3,868,605
Pennsylvania Higher Education Assistance Agency (b)	1.78	(a)	05/25/57	209,245	207,492
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/18	9,720,000	9,577,602
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/19	2,500,000	2,404,025
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/20	5,285,000	4,872,717
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/20	3,380,000	3,148,402
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/22	1,400,000	1,217,034

Total Pennsylvania					25,295,877
Puerto Rico | 1.4%
Puerto Rico Electric Power Authority	5.00		07/01/18	300,000	304,392
Puerto Rico Highway & Transportation Authority	6.00		07/01/18	420,000	432,335
Puerto Rico Highway & Transportation Authority	5.50		07/01/19	1,800,000	1,897,866
Puerto Rico Highway & Transportation Authority	6.25		07/01/21	2,400,000	2,627,760
Puerto Rico Sales Tax Financing Corp.	5.25		08/01/19	3,175,000	658,908
Puerto Rico Sales Tax Financing Corp.	4.38		08/01/20	905,000	187,806
Puerto Rico, Commonwealth of	5.50		07/01/18	340,000	348,150
Puerto Rico, Commonwealth of	5.25		07/01/18	390,000	399,305
Puerto Rico, Commonwealth of	5.25		07/01/18	325,000	332,754
Puerto Rico, Commonwealth of	5.50		07/01/19	250,000	263,593

Total Puerto Rico					7,452,869
Vermont | 0.1%
Vermont Student Assistance Corp.	1.93	(a)	07/28/34	806,339	806,581

Total Vermont					806,581
Washington | 0.2%
Energy Northwest, WA	2.15		07/01/18	850,000	852,465

Total Washington					852,465
Wisconsin | 1.3%
Wisconsin, Public Finance Authority	2.50		09/01/18	2,250,000	2,250,112
Wisconsin, Public Finance Authority	2.63		11/01/19	2,375,000	2,361,344
Wisconsin, Public Finance Authority	2.82		03/01/20	910,000	908,517
Wisconsin, Public Finance Authority	2.75		06/01/20	1,575,000	1,568,684

Total Wisconsin					7,088,657

Total Municipal Bonds (Cost $112,662,442)					110,894,770

Yankee Bonds | 11.5% of portfolio
ABN AMRO Bank N.V. (b)	2.10		01/18/19	650,000	651,994
ABN AMRO Bank N.V. (b)	1.94	(a)	01/18/19	900,000	904,012
Actavis Funding SCS	2.35		03/12/18	2,175,000	2,181,276
African Development Bank	8.80		09/01/19	1,350,000	1,521,270
Alibaba Group Holding Ltd.	2.50		11/28/19	1,275,000	1,285,428

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Yankee Bonds | 11.5% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
BAT Capital Corp. (b)	2.30%		08/14/20	$875,000	$877,604
BAT Capital Corp. (b)	1.91	(a)	08/14/20	2,175,000	2,178,907
Bayer US Finance LLC (b)	1.50		10/06/17	350,000	350,000
CNOOC Nexen Finance (2015) Australia Pty Ltd.	2.63		05/05/20	425,000	426,720
Deutsche Bank AG	2.85		05/10/19	1,250,000	1,262,356
Deutsche Bank AG	3.22	(a)	05/10/19	750,000	765,989
Hydro-Quebec	6.27		01/03/26	80,000	95,747
International Bank for Reconstruction and Development	0.00	(c)	05/01/18	295,000	292,051
Landesbank Baden-Wuerttemberg	1.38		03/05/18	8,300,000	8,296,140
Landesbank Baden-Wuerttemberg	2.13		01/31/20	3,000,000	3,004,614
Landesbank Baden-Wuerttemberg	7.63		02/01/23	1,175,000	1,425,962
Mizuho Bank Ltd. (b)	2.15		10/20/18	325,000	325,926
Pentair Finance S.A.	2.90		09/15/18	466,000	469,631
Petróleos Mexicanos S.A. de C.V. (b)	4.97	(a)	03/11/22	160,000	174,208
Reckitt Benckiser Treasury Services plc. (b)	2.13		09/21/18	975,000	979,215
Santander UK plc	2.50		03/14/19	250,000	252,248
Santander UK plc	2.80	(a)	03/14/19	250,000	254,086
Shell International Finance BV	1.90		08/10/18	3,175,000	3,183,292
Shell International Finance BV	1.63		11/10/18	2,125,000	2,126,393
Shell International Finance BV	1.38		09/12/19	3,000,000	2,980,503
Shell International Finance BV	1.66	(a)	09/12/19	3,000,000	3,016,997
Shell International Finance BV	2.13		05/11/20	665,000	670,016
Sinopec Group Overseas Development (2015) Ltd. (b)	2.50		04/28/20	1,075,000	1,077,341
Sinopec Group Overseas Development (2016) Ltd. (b)	1.75		09/29/19	2,200,000	2,175,373
Sinopec Group Overseas Development (2017) Ltd. (b)	2.38		04/12/20	2,175,000	2,176,501
Standard Chartered Bank plc. (b)	2.10		08/19/19	700,000	699,081
Standard Chartered Bank plc. (b)	2.45	(a)	08/19/19	450,000	455,244
Statoil ASA	1.25		11/09/17	2,500,000	2,500,100
Statoil ASA	1.95		11/08/18	325,000	325,839
Sumitomo Mitsui Banking Corp.	1.76		10/19/18	2,225,000	2,224,864
Sumitomo Mitsui Banking Corp.	1.97		01/11/19	1,350,000	1,351,267
Toronto Dominion Bank	1.45		09/06/18	4,400,000	4,393,382
TransCanada PipeLines Ltd.	1.88		01/12/18	775,000	775,660
TransCanada PipeLines Ltd.	2.09	(a)	01/12/18	2,350,000	2,354,340
TransCanada PipeLines Ltd.	7.13		01/15/19	2,045,000	2,178,945

Total Yankee Bonds (Cost $62,504,292)					62,640,522

U.S. Government & Agency Obligations | 2.9% of portfolio
Overseas Private Investment Corp.	1.30		06/15/19	300,000	298,334
Overseas Private Investment Corp.	1.50	(d)	11/15/20	1,075,000	1,162,307
Overseas Private Investment Corp.	2.52		09/15/22	1,730,114	1,744,623
TennesseeValleyAuthority	0.00	(c)	06/15/21	595,000	547,902
U.S. Department of Housing & Urban Development	1.88		08/01/19	950,000	954,691
U.S. Department of Housing & Urban Development	6.07		08/01/21	10,000	10,158
U.S. Department of Housing & Urban Development	6.12		08/01/22	109,000	110,745
U.S. Treasury Note	1.63		04/30/19	1,975,000	1,980,400
U.S. Treasury Note	1.38		09/30/19	2,175,000	2,170,242
U.S. Treasury Note	1.50		06/15/20	4,800,000	4,788,750
U.S. Treasury Note	1.38		10/31/20	2,175,000	2,156,564

Total U.S. Government & Agency Obligations (Cost $15,861,467)					15,924,716

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Mortgage-Backed Securities | 2.1% of portfolio

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	$89,095	$85,816
ACE Securities Corp. 06-ASL1	1.51	%(a)	02/25/36	259,298	150,321
ACE Securities Corp. 06-SL1	1.55	(a)	09/25/35	106,750	64,662
Adjustable Rate Mortgage Trust 05-10	3.65	(a)	01/25/36	54,417	51,500
American Business Financial Services 02-1	7.01		12/15/32	64,448	63,037
American Home Mortgage Investment Trust 05-01	3.46	(a)	06/25/45	41,315	41,450
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	8,651	8,584
Amresco Residential Securities 98-1	7.24		10/25/27	39,807	43,735
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	75,626	69,883
Banc of America Funding Corp. 04-A	3.60	(a)	09/20/34	8,498	8,652
Banc of America Funding Corp. 05-G	3.39	(a)	10/20/35	185,815	185,691
Banc of America Funding Corp. 07-5	6.50		07/25/37	26,055	24,679
Banc of America Mortgage Securities Inc. 02-J	4.26	(a)	09/25/32	2,590	2,510
Banc of America Mortgage Securities Inc. 05-C	3.68	(a)	04/25/35	18,985	17,820
Bayview Financial Acquisition Trust 06-D	5.93		12/28/36	2,669,071	2,698,272
Bayview Financial Asset Trust 07-SR1A (b)	1.69	(a)	03/25/37	151,453	138,443
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.35	(a)	01/25/35	165,605	166,837
Bear Stearns Adjustable Rate Mortgage Trust 05-12	3.64	(a)	02/25/36	20,845	20,366
Bear Stearns ALT-A Trust 04-11	3.66	(a)	11/25/34	9,177	8,754
Bear Stearns ALT-A Trust 05-4	3.56	(a)	05/25/35	68,282	68,571
Bear Stearns ALT-A Trust 05-9	3.31	(a)	11/25/35	36,913	30,810
Bear Stearns ALT-A Trust 06-6	3.48	(a)	11/25/36	141,029	130,614
Bear Stearns Asset Backed Securities Trust 03-3	2.41	(a)	06/25/43	41,457	40,900
Bear Stearns Asset Backed Securities Trust 04-HE5	3.11	(a)	07/25/34	66,790	66,119
Bear Stearns Structured Products Inc., 00-1 (b)	7.33	(a)	08/28/33	666	626
CDCMortgage Capital Trust 02-HE1	1.86	(a)	01/25/33	208,256	204,725
Chase Mortgage Finance Corp. 05-A1	3.17	(a)	12/25/35	6,627	6,466
Chaseflex Trust 05-2	6.00		06/25/35	81,500	79,289
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	9,620	9,669
CITICORP Mortgage Securities, Inc. 07-1	5.89	(e)	03/25/37	121,546	124,556
Citigroup Mortgage Loan Trust, Inc. 05-7	3.23	(a)	09/25/35	152,810	124,644
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	51,008	50,953
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	107,750	112,202
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	22,010	15,866
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	36,048	36,325
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	78,454	76,821
Countrywide Alternative Loan Trust 05-43	3.40	(a)	10/25/35	22,711	20,099
Countrywide Asset Backed Certificate 02-S2 (f)	5.98		01/25/17	4,877	4,884
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	39,505	39,553
Countrywide Asset Backed Certificate 04-S1	5.12		02/25/35	18,879	19,075
Countrywide Asset Backed Certificate 06-S7	5.71	(a)	11/25/35	25,609	25,510
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	13,636	13,483
Countrywide Home Loans 03-49	3.53	(a)	12/19/33	16,711	16,999
Countrywide Home Loans 05-HYB8	3.18	(a)	12/20/35	64,889	61,873
Countrywide Home Loans 06-HYB5	3.34	(a)	09/20/36	44,248	36,871
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	3,624	3,625
Credit Suisse First Boston Mortgage 03-AR24	3.53	(a)	10/25/33	126,684	126,280
Credit Suisse First Boston Mortgage 04-AR3	3.41	(a)	04/25/34	33,319	34,229
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	33,389	32,292
Encore Credit Receivables Trust 05-3	1.97	(a)	10/25/35	257,536	258,162
FHLMC 2649	4.50		07/15/18	9,243	9,296
FHLMC 780754	3.00	(a)	08/01/33	2,106	2,214
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	6,786	6,782
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	3.13	(a)	09/25/34	14,571	14,398
FNMA 813842	2.83	(a)	01/01/35	8,072	8,323
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	23,449	23,754
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	960,513	996,632
GNMA 2003-11	4.00		10/17/29	66,613	69,876
GNMA 2003-26	1.68	(a)	04/16/33	7,037	7,073

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Mortgage-Backed Securities | 2.1% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
GNMA 2004-17	4.50%		12/20/33	$11,854	$12,468
Green Tree Financial Corp. 98-5	6.22		03/01/30	56,418	60,096
GS Mortgage Loan Trust 03-10	3.44	(a)	10/25/33	76,297	74,644
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	11,385	11,515
GS Mortgage Loan Trust 05-AR3	3.54	(a)	05/25/35	44,861	43,931
GS Mortgage Loan Trust 05-AR6	3.25	(a)	09/25/35	26,214	26,347
Home Equity Mortgage Trust 06-1	5.80		05/25/36	768,248	649,899
Home Equity Mortgage Trust 06-2	5.91	(a)	07/25/36	1,120,000	60,406
Home Savings of America 11	4.85	(a)	01/25/18	584	591
Home Savings of America 9	0.00	(a)	11/25/17	545	544
IMPAC Secured Assets Corp. 03-3	4.84	(a)	08/25/33	78,816	80,700
Indymac Indx Mortgage Loan Trust 05-AR15	3.33	(a)	09/25/35	24,237	22,965
Indymac Residential Mortgage-Backed Trust 05-L1 (f)	1.63	(a)	07/25/13	173,048	89,120
JP Morgan Mortgage Trust 05-A2	3.19	(a)	04/25/35	146,426	145,378
Lehman ABS Manufactured Housing Contract 01-B	4.35		04/15/40	19,157	19,371
Master Adjustable Rate Mortgages Trust 04-13	3.29	(a)	04/21/34	11,751	12,017
Master Adjustable Rate Mortgages Trust 05-1	3.30	(a)	01/25/35	12,705	12,583
Master Alternative Loans Trust 03-5	6.00		08/25/33	30,181	31,725
Master Asset Backed Securities Trust 07-NCW (b)	1.53	(a)	05/25/37	325,508	308,695
Master Asset Securitization Trust 07-1	6.00		10/25/22	9,984	9,871
Merrill Lynch Mortgage Investors Trust 03-A2	2.95	(a)	02/25/33	18,208	17,875
Morgan Stanley Mortgage Loan Trust 05-5AR	3.47	(a)	09/25/35	24,164	20,412
Morgan Stanley Mortgage Loan Trust 06-1AR	3.26	(a)	02/25/36	88,435	70,887
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	154,530
New Century Home Equity Loan Trust 97-NC5	7.20	(a)	10/25/28	1	1
Nomura Asset Acceptance Corporation 06-AF2	1.33	(a)	08/25/36	159,553	58,713
Nomura Asset Acceptance Corporation 07-1	5.96		03/25/47	143,810	144,525
Oakwood Mortgage Investors, Inc. 02-A (f)	1.48	(a)	09/15/14	85,742	79,873
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	199,226	197,522
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	10,961	10,084
Prime Mortgage Trust 05-2	5.00		07/25/20	6,054	6,080
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	22,569	22,565
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	203,148	184,726
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	55,601	55,640
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	11,698	11,800
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	108,436	94,640
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	2,013	2,018
Residential Funding Mortgage Securities I 05-SA2	3.58	(a)	06/25/35	22,317	18,660
Residential Funding Mortgage Securities I 06-SA1	4.37	(a)	02/25/36	25,660	23,264
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	5,973	5,962
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	6	6
Structured Adjustable Rate Mortgage Loan Trust 04-11	3.33	(a)	08/25/34	25,633	25,167
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.96	(a)	12/25/34	51,002	44,874
Structured Adjustable Rate Mortgage Loan Trust 04-4	3.48	(a)	04/25/34	268,339	270,374
Structured Adjustable Rate Mortgage Loan Trust 05-11	3.35	(a)	05/25/35	164,897	153,731
Structured Adjustable Rate Mortgage Loan Trust 06-1	3.33	(a)	02/25/36	13,614	12,354
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.31	(a)	05/25/36	52,360	43,883
Structured Adjustable Rate Mortgage Loan Trust 06-4	3.38	(a)	05/25/36	52,887	46,481
Structured Adjustable RateMortgage Loan Trust 04-3AC	3.41	(a)	03/25/34	10,982	11,098
Structured Asset Mortgage Investments 04-AR5	2.96	(a)	10/19/34	20,092	19,583
Structured Asset Securities Corp. 03-37A	3.37	(a)	12/25/33	94,294	93,514
Structured Asset Securities Corp. 98-RF1 (b)	5.74	(a)	04/15/27	16,233	16,110
Terwin Mortgage Trust 04-5HE	2.12	(a)	06/25/35	471,910	443,449
Wachovia Mortgage Loan Trust 06-A	3.25	(a)	05/20/36	51,187	50,145
Washington Mutual Mortgage Securities Corp. 04-AR14	2.92	(a)	01/25/35	49,918	50,993
Washington Mutual Mortgage Securities Corp. 04-AR3	3.14	(a)	06/25/34	28,454	28,948

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Mortgage-Backed Securities | 2.1% of portfolio (Continued)

	Interest Rate / Yield		Maturity Date	Face Amount	Value
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00%		03/25/18	$1,307	$1,308
Wells Fargo Mortgage Backed Securities Trust 04-B	3.06	(a)	02/25/34	9,079	9,108
Wells Fargo Mortgage Backed Securities Trust 04-E	3.32	(a)	05/25/34	11,282	11,453
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.70	(a)	12/25/34	9,568	9,918
Wells Fargo Mortgage Backed Securities Trust 04-F	3.15	(a)	06/25/34	27,508	27,959
Wells Fargo Mortgage Backed Securities Trust 04-I	3.34	(a)	07/25/34	2,271	2,308
Wells Fargo Mortgage Backed Securities Trust 04-K	3.48	(a)	07/25/34	36,554	36,725
Wells Fargo Mortgage Backed Securities Trust 04-K	3.47	(a)	07/25/34	14,780	15,412
Wells Fargo Mortgage Backed Securities Trust 04-K	3.47	(a)	07/25/34	16,442	16,818
Wells Fargo Mortgage Backed Securities Trust 04-R	3.60	(a)	09/25/34	18,034	18,565
Wells Fargo Mortgage Backed Securities Trust 05-AR14	3.47	(a)	08/25/35	9,973	10,094
Wells Fargo Mortgage Backed Securities Trust 05-AR15	3.61	(a)	09/25/35	74,196	73,686
Wells Fargo Mortgage Backed Securities Trust 05-AR16	3.49	(a)	10/25/35	20,154	19,817
Wells Fargo Mortgage Backed Securities Trust 06-AR19	3.11	(a)	12/25/36	12,072	11,146
Wells Fargo Mortgage Backed Securities Trust 06-AR4	3.36	(a)	04/25/36	17,678	16,233

Total Mortgage-Backed Securities (Cost $12,842,008)					11,305,354

Corporate Bond Guaranteed by Export-Import Bank of the United States | 0.1% of portfolio
Energy | 0.1%
Petroleos Mexicanos	2.46		12/15/25	373,150	375,035

Total Energy					375,035

Total Corporate Bond Guaranteed by Export-Import Bank of the United States (Cost $368,229)					375,035

Certificate of Deposit | 0.4% of portfolio
American Express Bank FSB	1.65		07/09/18	250,000	250,215
American Express Centurion Bank	1.60		06/25/18	250,000	249,877
Capital One Bank USA NA	1.65		07/09/18	250,000	250,215
Capital One NA	1.60		07/16/18	250,000	250,199
Comenity Capital Bank	1.75		08/10/18	250,000	250,560
Discover Bank	1.65		07/09/18	250,000	250,526
Goldman Sachs Bank USA	1.65		07/16/18	250,000	250,199
Sallie Mae Bank	1.50		10/30/17	250,000	250,050
State Bank of India NY	1.60		12/05/17	250,000	250,078
World’s Foremost Bank	1.70		07/16/18	200,000	200,160

Total Certificate of Deposit (Cost $2,450,000)					2,452,079

Commercial Paper | 10.0% of portfolio
Bank of China Ltd.	1.71		10/16/17	2,500,000	2,498,302
China International Marine Containers (Hong Kong) Ltd.	1.57		10/10/17	2,500,000	2,499,095
NorthWestern Corp. (b)	1.25		10/02/17	14,500,000	14,498,369
Ricoh Finance Corp. (b)	1.47		10/20/17	9,200,000	9,193,592
VW Credit, Inc. (b)	1.40		10/10/17	5,000,000	4,997,907
VW Credit, Inc. (b)	1.41		10/17/17	5,000,000	4,996,545
VW Credit, Inc. (b)	1.43		10/19/17	5,000,000	4,996,158
VW Credit, Inc. (b)	1.44		10/24/17	5,000,000	4,995,184
WEC Energy Group Inc. (b)	1.40		10/12/17	6,000,000	5,997,021

Tota Commercial Paper (Cost $54,673,982)					54,672,173

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

Money Market Fund | less than 0.1% of portfolio

	Interest Rate / Yield		Shares	Value
State Street Institutional U.S. Government Money Market Fund (Premier Class)	0.92	%(g)	142,147	$142,147

Total Money Market Fund (Cost $142,147)				142,147

Total Investments in Securities (Cost $546,731,287) | 100.0%				$547,076,247

(a)	Variable coupon rate as of September 30, 2017.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $142,548,953 and represents 26.1% of total investments.
(c)	Zero coupon rate, purchased at a discount.
(d)	Interest is paid at put date.
(e)	Step coupon security, the current rate may be adjusted upwards before maturity date.
(f)	Security did not mature on maturity date. While additional principal and interest have been received past the maturity date, the amount and timing of future payments is uncertain.
(g)	7-day yield at September 30, 2017.

NA - National Association

LLC - Limited Liability Company

AG - Aktiengesellschaft

SCS - Societe En Commandite Simple

S.A. de C.V. - Sociedad Anonima de Capital Variable

BV - Besloten Vennootschap

ASA - Allmennaksjeselskap

FHLMC - Federal Home Loan Mortgage Corporation

ABS - Asset-Backed Security

At September 30, 2017, the cost of investment securities for tax purposes was $546,731,287. Net unrealized appreciation of investment securities was $344,960 consisting of unrealized gains of $6,195,600 and unrealized losses of $5,850,640.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

Portfolio of Investments | Short-Term Bond Fund | September 30, 2017 | (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds - Other	$—	$165,515,704	$338,307	$165,854,011
Asset-Backed Securities	—	122,815,440	—	122,815,440
Municipal Bonds	—	110,894,770	—	110,894,770
Yankee Bonds	—	62,640,522	—	62,640,522
U.S. Government & Agency Obligations	—	15,924,716	—	15,924,716
Mortgage-Backed Securities	—	11,077,791	227,563	11,305,354
Corporate Bond Guaranteed by Export-Import Bank of the United States	—	375,035	—	375,035
Commercial Paper	—	54,672,173	—	54,672,173
Certificate of Deposit	—	2,452,079	—	2,452,079
Money Market Fund	142,147	—	—	142,147

Total	$142,147	$546,368,230	$565,870	$547,076,247

There were no transfers between levels during the period ended September 30, 2017.

As of September 30, 2017, all Level 3 securities held by the Short-Term Bond Fund were not considered to be material.

22

Portfolio of Investments

Stock Index Fund | September 30, 2017 | (Unaudited)

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$48,384,137	$136,108,786

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by BlackRock Fund Advisors. As of September 30, 2017, the Stock Index Fund’s ownership interest in the S&P 500 Index Master Portfolio was 1.26%. See the Portfolio of Investments for the S&P 500 Index Master Portfolio for holdings information.

Portfolio of Investments

S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited)

Common Stocks | 99.1% of net assets

	Shares	Value
Aerospace & Defense | 2.5%
Arconic, Inc.	226,886	$5,644,924
Boeing Co.	331,482	84,266,039
General Dynamics Corp.	165,842	34,093,798
L3 Technologies, Inc.	45,950	8,658,358
Lockheed Martin Corp.	149,235	46,306,128
Northrop Grumman Corp.	103,698	29,835,989
Raytheon Co.	173,310	32,336,180
Rockwell Collins, Inc.	98,121	12,825,396
Textron, Inc. (a)	154,558	8,327,585
TransDigm Group, Inc.	28,666	7,328,463
United Technologies Corp.	444,550	51,603,364

Total Aerospace & Defense		321,226,224

Air Freight & Logistics | 0.7%
C.H. Robinson Worldwide, Inc.	82,640	6,288,904
Expeditors International of Washington, Inc.	109,898	6,578,494
FedEx Corp.	147,215	33,208,760
United Parcel Service, Inc., Class B	411,156	49,375,724

Total Air Freight & Logistics		95,451,882

Airlines | 0.5%
Alaska Air Group, Inc.	71,558	5,457,729
American Airlines Group Inc.	261,647	12,425,616
Delta Air Lines, Inc.	399,138	19,246,435
Southwest Airlines Co.	330,589	18,506,372
United Continental Holdings, Inc. (b)	151,097	9,198,785

Total Airlines		64,834,937

Auto Components | 0.4%
BorgWarner, Inc.	117,358	6,012,250
Delphi Automotive PLC	160,226	15,766,238
Goodyear Tire & Rubber Co.	146,534	4,872,256
Johnson Controls International PLC	558,604	22,506,155

Total Auto Components		49,156,899

Automobiles | 0.5%
Ford Motor Co.	2,347,191	28,095,876
General Motors Co.	785,135	31,703,752
Harley-Davidson, Inc.	100,929	4,865,787

Total Automobiles		64,665,415

Banks | 6.4%
Bank of America Corp.	5,858,616	148,457,329
BB&T Corp.	485,871	22,806,785
Citigroup, Inc.	1,626,439	118,307,173
Citizens Financial Group, Inc.	296,166	11,215,806
Comerica, Inc.	107,698	8,213,049
Fifth Third Bancorp	446,691	12,498,414

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Banks | 6.4% (Continued)
Huntington Bancshares, Inc.	665,283	$9,287,351
JPMorgan Chase & Co.	2,099,094	200,484,468
KeyCorp	664,108	12,498,513
M&T Bank Corp.	91,371	14,714,386
PNC Financial Services Group, Inc. (c)	285,955	38,538,155
Regions Financial Corp.	702,941	10,705,791
SunTrust Banks, Inc.	288,510	17,244,243
U.S. Bancorp	948,373	50,823,309
Wells Fargo & Co.	2,668,324	147,158,069
Zions Bancorporation	118,421	5,587,103

Total Banks		828,539,944

Beverages | 2.0%
Brown-Forman Corp., Class B	113,356	6,155,231
Coca-Cola Co.	2,288,080	102,986,481
Constellation Brands, Inc., Class A	102,679	20,479,327
Dr. Pepper Snapple Group, Inc.	106,715	9,441,076
Molson Coors Brewing Co., Class B	108,560	8,862,838
Monster Beverage Corp. (b)	249,172	13,766,753
PepsiCo, Inc.	850,628	94,785,478

Total Beverages		256,477,184

Biotechnology | 3.2%
AbbVie, Inc.	950,869	84,494,219
Alexion Pharmaceuticals, Inc. (b)	133,393	18,713,704
Amgen, Inc.	435,208	81,144,532
Biogen Inc. (a)(b)	126,097	39,483,493
Celgene Corp. (b)	466,802	68,069,068
Gilead Sciences, Inc.	779,054	63,118,955
Incyte Corp. (a)(b)	102,748	11,994,801
Regeneron Pharmaceuticals, Inc. (a)(b)	45,981	20,559,025
Vertex Pharmaceuticals, Inc. (b)	150,555	22,890,382

Total Biotechnology		410,468,179

Building Products | 0.2%
Allegion PLC	55,592	4,807,040
AO Smith Corp.	86,280	5,127,621
Fortune Brands Home & Security,
Inc.	95,901	6,447,424
Masco Corp.	185,105	7,220,946

Total Building Products		23,603,031

Capital Markets | 2.4%
Affiliated Managers Group, Inc.	32,950	6,254,899
Ameriprise Financial, Inc.	90,303	13,410,899
Bank of New York Mellon Corp.	617,273	32,727,814
BlackRock, Inc. (c)	72,367	32,354,562
Charles Schwab Corp.	712,918	31,183,033
CME Group, Inc.	202,433	27,466,109

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Capital Markets | 2.4% (Continued)
E*Trade Financial Corp. (b)	169,204	$7,378,986
Franklin Resources, Inc.	192,659	8,575,252
Goldman Sachs Group, Inc.	215,013	50,998,934
Invesco Ltd.	247,235	8,663,114
Morgan Stanley	845,495	40,727,494
Northern Trust Corp.	130,571	12,003,392
Raymond James Financial, Inc.	74,775	6,305,776
State Street Corp.	223,583	21,361,120
T. Rowe Price Group, Inc.	144,329	13,083,424

Total Capital Markets		312,494,808

Chemicals | 2.2%
Air Products & Chemicals, Inc.	130,691	19,763,093
Albemarle Corp.	65,091	8,872,554
CF Industries Holdings, Inc.	138,621	4,873,914
DowDuPont Inc.	1,391,653	96,344,137
Eastman Chemical Co.	85,259	7,715,087
Ecolab, Inc.	155,633	20,015,960
FMC Corp.	79,496	7,099,788
International Flavors & Fragrances, Inc.	47,931	6,849,819
LyondellBasell Industries NV, Class A	193,623	19,178,358
Monsanto Co.	262,015	31,394,637
Mosaic Co.	207,653	4,483,228
PPG Industries, Inc.	154,310	16,767,325
Praxair, Inc.	171,093	23,908,536
Sherwin-Williams Co.	49,185	17,610,198

Total Chemicals		284,876,634

Commercial Services & Supplies | 0.3%
Cintas Corp.	50,781	7,326,683
Iron Mountain, Inc.	154,662	6,016,352
Republic Services, Inc.	136,001	8,984,226
Stericycle, Inc. (b)	49,455	3,541,967
Waste Management, Inc.	242,531	18,982,901

Total Commercial Services & Supplies		44,852,129

Communications Equipment | 1.0%
Cisco Systems, Inc.	2,985,181	100,391,637
F5 Networks, Inc. (b)	37,904	4,569,706
Harris Corp.	70,710	9,311,093
Juniper Networks, Inc.	223,770	6,227,519
Motorola Solutions, Inc.	99,241	8,422,584

Total Communications Equipment		128,922,539

Construction & Engineering | 0.1%
Fluor Corp.	82,221	3,461,504
Jacobs Engineering Group, Inc.	70,035	4,080,940
Quanta Services, Inc. (b)	88,806	3,318,680

Total Construction & Engineering		10,861,124

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Construction Materials | 0.1%
Martin Marietta Materials, Inc.	37,045	$7,639,790
Vulcan Materials Co.	81,053	9,693,939

Total Construction Materials		17,333,729

Consumer Finance | 0.7%
American Express Co.	437,202	39,549,293
Capital One Financial Corp.	289,609	24,518,298
Discover Financial Services	223,529	14,413,150
Navient Corp.	168,799	2,535,361
Synchrony Financial	449,671	13,962,284

Total Consumer Finance		94,978,386

Containers & Packaging | 0.3%
Avery Dennison Corp.	54,591	5,368,479
Ball Corp.	205,558	8,489,545
Packaging Corp. of America	55,189	6,329,074
Sealed Air Corp.	112,730	4,815,826
WestRock Co.	148,512	8,425,086

Total Containers & Packaging		33,428,010

Distributors | 0.1%
Genuine Parts Co.	85,536	8,181,518
LKQ Corp. (b)	180,654	6,501,738

Total Distributors		14,683,256

Diversified Consumer Services | 0.0%
H&R Block, Inc.	122,375	3,240,490

Total Diversified Consumer Services		3,240,490

Diversified Financial Services | 2.2%
Berkshire Hathaway, Inc.,
Class B (b)	1,147,285	210,320,286
CBOE Holdings, Inc.	68,698	7,393,966
Intercontinental Exchange, Inc.	351,995	24,182,056
Leucadia National Corp.	188,762	4,766,241
Moody’s Corp.	100,168	13,944,387
Nasdaq, Inc.	72,363	5,613,198
S&P Global, Inc.	153,345	23,969,357

Total Diversified Financial Services		290,189,491

Diversified Telecommunication Services | 2.2%
AT&T, Inc.	3,665,389	143,573,287
CenturyLink, Inc.	322,148	6,088,597
Level 3 Communications, Inc. (b)	172,462	9,190,500
SBA Communications Corp. (b)	70,903	10,213,577
Verizon Communications, Inc.	2,435,159	120,516,019

Total Diversified Telecommunication Services		289,581,980

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Electric Utilities | 1.7%
American Electric Power Co., Inc.	293,238	$20,597,037
Duke Energy Corp.	416,768	34,975,170
Edison International	195,588	15,093,526
Entergy Corp.	105,205	8,033,454
Eversource Energy	192,421	11,629,925
Exelon Corp.	573,983	21,621,940
FirstEnergy Corp.	262,946	8,106,625
NextEra Energy, Inc.	277,972	40,736,797
Pinnacle West Capital Corp.	66,548	5,627,299
PPL Corp.	409,277	15,532,062
Southern Co.	596,804	29,326,949
Xcel Energy, Inc.	305,285	14,446,086

Total Electric Utilities		225,726,870

Electrical Equipment | 0.6%
Acuity Brands, Inc. (a)	24,532	4,201,841
AMETEK, Inc.	135,148	8,925,174
Eaton Corp. PLC	266,828	20,489,722
Emerson Electric Co.	384,767	24,178,758
Rockwell Automation, Inc.	77,486	13,808,780

Total Electrical Equipment		71,604,275

Electronic Equipment, Instruments & Components | 0.4%
Amphenol Corp., Class A	182,393	15,437,744
Corning, Inc.	541,234	16,193,721
FLIR Systems, Inc.	81,968	3,189,375
TE Connectivity Ltd.	212,321	17,635,382

Total Electronic Equipment, Instruments & Components		52,456,222

Energy Equipment & Services | 0.8%
Baker Hughes, Inc.	250,848	9,186,054
Halliburton Co.	519,281	23,902,504
National Oilwell Varco, Inc.	231,780	8,281,499
Schlumberger Ltd.	830,317	57,922,914
TechnipFMC PLC (b)	257,556	7,190,964

Total Energy Equipment & Services		109,797,714

Food & Staples Retailing | 1.8%
Costco Wholesale Corp.	262,422	43,113,310
CVS Health Corp.	607,396	49,393,443
Kroger Co.	541,698	10,866,462
Sysco Corp.	290,781	15,687,635
Walgreens Boots Alliance, Inc.	549,468	42,429,919
Wal-Mart Stores, Inc.	873,810	68,279,513

Total Food & Staples Retailing		229,770,282

Food Products | 1.2%
Archer-Daniels-Midland Co.	337,888	14,363,619
Campbell Soup Co.	112,425	5,263,738

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Food Products | 1.2% (Continued)
Conagra Brands, Inc.	253,496	$8,552,955
General Mills, Inc.	346,360	17,927,594
Hershey Co.	85,736	9,359,799
Hormel Foods Corp.	154,840	4,976,558
J.M. Smucker Co.	67,617	7,095,052
Kellogg Co.	150,460	9,384,190
Kraft Heinz Co.	356,343	27,634,400
McCormick & Co., Inc.	72,889	7,481,327
Mondelez International, Inc., Class A	900,709	36,622,828
Tyson Foods, Inc., Class A	174,479	12,292,045

Total Food Products		160,954,105

Health Care Equipment & Supplies | 2.8%
Abbott Laboratories	1,037,538	55,363,028
Align Technology, Inc. (b)	42,136	7,848,673
Baxter International, Inc.	298,514	18,731,753
Becton, Dickinson & Co.	135,732	26,596,685
Boston Scientific Corp. (b)	820,488	23,933,635
C.R. Bard, Inc.	43,574	13,965,467
Cooper Cos., Inc.	29,002	6,876,664
Danaher Corp.	365,209	31,327,628
Dentsply Sirona, Inc.	139,448	8,340,385
Edwards Lifesciences Corp. (b)	126,584	13,836,897
Hologic, Inc. (b)	163,915	6,014,041
IDEXX Laboratories, Inc. (b)	51,887	8,067,909
Intuitive Surgical, Inc. (a)(b)	22,209	23,227,949
Medtronic PLC	809,310	62,940,039
ResMed, Inc.	83,059	6,392,221
Stryker Corp.	191,733	27,229,921
Varian Medical Systems, Inc. (a)(b)	54,702	5,473,482
Zimmer Biomet Holdings, Inc.	121,489	14,225,147

Total Health Care Equipment & Supplies		360,391,524

Health Care Providers & Services | 2.7%
Aetna, Inc.	194,042	30,854,618
AmerisourceBergen Corp.	94,642	7,831,625
Anthem, Inc.	153,330	29,114,300
Cardinal Health, Inc.	190,937	12,777,504
Centene Corp. (b)	104,692	10,131,045
Cigna Corp.	150,001	28,041,187
DaVita, Inc. (b)	90,527	5,376,399
Envision Healthcare Corp. (b)	69,123	3,107,079
Express Scripts Holding Co. (b)	346,289	21,927,019
HCA Holdings, Inc. (b)	175,211	13,945,043
Henry Schein, Inc. (a)(b)	96,243	7,890,964
Humana, Inc.	86,348	21,036,963
Laboratory Corp. of America Holdings (b)	59,775	9,024,232
McKesson Corp.	125,780	19,321,066
Patterson Cos., Inc.	47,484	1,835,257
Quest Diagnostics, Inc.	83,197	7,790,567
UnitedHealth Group Inc.	576,105	112,830,164

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Health Care Providers & Services | 2.7% (Continued)
Universal Health Services, Inc., Class B	52,271	$5,798,945

Total Health Care Providers & Services		348,633,977

Health Care Technology | 0.1%
Cerner Corp. (b)	189,247	13,497,096

Total Health Care Technology		13,497,096

Hotels, Restaurants & Leisure | 1.8%
Carnival Corp.	244,594	15,793,434
Chipotle Mexican Grill, Inc. (a)(b)	14,640	4,506,631
Darden Restaurants, Inc.	74,092	5,836,968
Hilton Worldwide Holdings, Inc.	124,726	8,662,221
Marriott International, Inc., Class A	186,559	20,569,995
McDonald’s Corp.	483,012	75,678,320
MGM Resorts International	313,732	10,224,526
Royal Caribbean Cruises Ltd.	103,840	12,309,193
Starbucks Corp.	862,984	46,350,871
Wyndham Worldwide Corp.	60,914	6,420,945
Wynn Resorts Ltd.	48,976	7,293,506
Yum! Brands, Inc.	206,301	15,185,817

Total Hotels, Restaurants & Leisure		228,832,427

Household Durables | 0.4%
D.R. Horton, Inc.	199,014	7,946,629
Garmin Ltd.	67,037	3,617,987
Leggett & Platt, Inc.	77,738	3,710,435
Lennar Corp., Class A	118,127	6,237,106
Mohawk Industries, Inc. (b)	38,505	9,530,372
Newell Brands, Inc.	287,952	12,286,912
PulteGroup, Inc.	164,364	4,492,068
Whirlpool Corp.	43,002	7,931,289

Total Household Durables		55,752,798

Household Products | 1.7%
Church & Dwight Co., Inc.	147,531	7,147,877
Clorox Co.	78,371	10,337,919
Colgate-Palmolive Co.	525,800	38,304,530
Kimberly-Clark Corp.	211,402	24,877,787
Procter & Gamble Co.	1,520,615	138,345,553
Total Household Products		219,013,666
Independent Power and Renewable Electricity Producers | 0.1%
AES Corp.	388,222	4,278,207
NRG Energy, Inc.	174,951	4,476,996
Total Independent Power and Renewable Electricity Producers		8,755,203

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Industrial Conglomerates | 2.1%
3M Co.	355,843	$74,691,446
General Electric Co.	5,173,279	125,089,886
Honeywell International Inc.	454,381	64,403,963
Roper Technologies, Inc.	61,255	14,909,467

Total Industrial Conglomerates		279,094,762

Insurance | 2.7%
Aflac, Inc.	237,912	19,363,658
Allstate Corp.	215,113	19,771,036
American International Group, Inc.	541,905	33,267,548
Aon PLC	151,050	22,068,405
Arthur J Gallagher & Co.	105,008	6,463,242
Assurant, Inc.	31,301	2,989,872
Brighthouse Financial, Inc. (b)	57,410	3,490,528
Chubb Ltd.	276,976	39,482,929
Cincinnati Financial Corp.	87,398	6,692,065
Everest Re Group Ltd.	23,935	5,466,515
Hartford Financial Services Group, Inc.	219,638	12,174,534
Lincoln National Corp.	130,619	9,597,884
Loews Corp.	163,488	7,824,536
Marsh & McLennan Cos., Inc.	306,410	25,680,222
MetLife, Inc.	638,123	33,150,490
Principal Financial Group, Inc.	161,991	10,422,501
Progressive Corp.	348,400	16,869,528
Prudential Financial, Inc.	255,866	27,203,673
Torchmark Corp.	64,505	5,166,205
Travelers Cos., Inc.	164,993	20,214,942
Unum Group	134,379	6,870,798
Willis Towers Watson PLC	80,432	12,405,027
XL Group Ltd.	153,302	6,047,764

Total Insurance		352,683,902

Internet & Direct Marketing Retail | 2.6%
Amazon.com, Inc. (b)	237,910	228,714,778
Expedia, Inc.	71,880	10,346,407
Netflix, Inc. (b)	257,591	46,714,128
Priceline Group, Inc. (a)(b)	29,283	53,611,902
TripAdvisor, Inc. (b)	62,850	2,547,311

Total Internet & Direct Marketing Retail		341,934,526

Internet Software & Services | 4.8%
Akamai Technologies, Inc. (b)	102,106	4,974,605
Alphabet, Inc., Class A (b)	177,825	173,151,759
Alphabet, Inc., Class C (b)	180,121	172,755,852
eBay, Inc. (b)	595,289	22,894,815
Facebook, Inc., Class A (b)	1,414,086	241,624,875
VeriSign, Inc. (a)(b)	51,526	5,481,851

Total Internet Software & Services		620,883,757

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
IT Services | 4.0%
Accenture PLC, Class A	368,410	$49,761,139
Alliance Data Systems Corp.	28,163	6,239,513
Automatic Data Processing, Inc.	265,520	29,026,646
Cognizant Technology Solutions Corp., Class A	353,188	25,620,258
CSRA, Inc.	93,680	3,023,054
DXC Technology Co.	171,590	14,736,149
Fidelity National Information Services, Inc.	198,490	18,536,981
Fiserv, Inc. (b)	126,989	16,376,501
Gartner, Inc. (a)(b)	52,808	6,569,843
Global Payments Inc. (a)	92,693	8,808,616
International Business Machines Corp.	517,508	75,080,061
Mastercard, Inc., Class A	556,301	78,549,701
Paychex, Inc.	193,665	11,612,153
PayPal Holdings, Inc. (b)	674,190	43,168,386
Total System Services, Inc.	99,065	6,488,757
Visa Inc., Class A	1,090,562	114,770,745
Western Union Co.	278,703	5,351,098

Total IT Services		513,719,601

Leisure Products | 0.1%
Hasbro, Inc.	66,185	6,464,289
Mattel, Inc.	198,376	3,070,860

Total Leisure Products		9,535,149

Life Sciences Tools & Services | 0.8%
Agilent Technologies, Inc.	194,103	12,461,413
Illumina, Inc. (b)	87,593	17,448,526
Mettler-Toledo International Inc. (a)(b)	15,258	9,553,949
PerkinElmer, Inc.	65,522	4,519,052
Quintiles IMS Holdings, Inc. (b)	92,457	8,789,887
Thermo Fisher Scientific, Inc.	238,707	45,163,365
Waters Corp. (b)	46,791	8,399,920

Total Life Sciences Tools & Services		106,336,112

Machinery | 1.6%
Caterpillar, Inc.	352,891	44,009,037
Cummins, Inc.	94,628	15,900,343
Deere & Co.	191,087	23,998,616
Dover Corp.	92,089	8,416,014
Flowserve Corp.	76,248	3,247,402
Fortive Corp.	183,255	12,972,622
Illinois Tool Works, Inc.	185,270	27,412,549
Ingersoll-Rand PLC	149,367	13,319,055
PACCAR, Inc.	211,616	15,308,302
Parker-Hannifin Corp.	80,171	14,031,528
Pentair PLC	97,664	6,637,245
Snap-on, Inc.	34,277	5,107,616
Stanley Black & Decker, Inc.	92,286	13,932,417

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Machinery | 1.6% (Continued)
Xylem, Inc.	109,951	$6,886,231

Total Machinery		211,178,977

Media | 2.9%
CBS Corp., Class B	218,725	12,686,050
Charter Communications, Inc., Class A (b)	120,000	43,610,400
Comcast Corp., Class A	2,806,814	108,006,203
Discovery Communications, Inc., Class A (a)(b)	87,189	1,856,254
Discovery Communications, Inc., Class C (a)(b)	122,201	2,475,792
DISH Network Corp., Class A (b)	132,510	7,186,017
IHS Markit Ltd. (b)	219,526	9,676,706
Interpublic Group of Cos., Inc.	227,431	4,728,290
News Corp., Class A	236,359	3,134,120
News Corp., Class B	53,983	736,868
Omnicom Group, Inc.	136,243	10,091,519
Scripps Networks Interactive, Inc., Class A	56,495	4,852,356
Time Warner, Inc.	463,449	47,480,350
Twenty-First Century Fox, Inc., Class A	618,607	16,318,853
Twenty-First Century Fox, Inc., Class B	272,149	7,018,723
Viacom, Inc., Class B	205,754	5,728,191
Walt Disney Co.	921,324	90,814,907

Total Media		376,401,599

Metals & Mining | 0.3%
Freeport-McMoRan, Inc. (b)	810,698	11,382,200
Newmont Mining Corp.	321,516	12,060,065
Nucor Corp.	193,946	10,868,734

Total Metals & Mining		34,310,999

Multi-Utilities | 1.2%
Alliant Energy Corp.	140,846	5,854,968
Ameren Corp.	143,037	8,273,260
CenterPoint Energy, Inc.	251,857	7,356,743
CMS Energy Corp.	166,727	7,722,795
Consolidated Edison, Inc.	186,554	15,051,177
Dominion Resources, Inc.	382,318	29,411,724
DTE Energy Co.	108,746	11,674,971
NiSource, Inc.	181,090	4,634,093
PG&E Corp.	305,050	20,770,854
Public Service Enterprise Group, Inc.	304,849	14,099,266
SCANA Corp.	83,884	4,067,535
Sempra Energy	150,185	17,140,614
WEC Energy Group, Inc.	190,867	11,982,630

Total Multi-Utilities		158,040,630

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Multiline Retail | 0.4%
Dollar General Corp.	156,751	$12,704,669
Dollar Tree, Inc. (b)	143,247	12,436,704
Kohl’s Corp.	98,392	4,491,595
Macy’s, Inc.	176,133	3,843,222
Nordstrom, Inc.	68,407	3,225,390
Target Corp.	328,434	19,380,890

Total Multiline Retail		56,082,470

Oil, Gas & Consumable Fuels | 5.2%
Anadarko Petroleum Corp.	336,104	16,418,680
Andeavor	87,756	9,052,031
Apache Corp.	230,928	10,576,502
Cabot Oil & Gas Corp.	275,949	7,381,636
Chesapeake Energy Corp. (a)(b)	529,785	2,278,075
Chevron Corp.	1,129,438	132,708,965
Cimarex Energy Co.	58,370	6,634,918
Concho Resources, Inc. (b)	89,503	11,789,335
ConocoPhillips	726,188	36,345,709
Devon Energy Corp.	317,074	11,639,786
EOG Resources, Inc.	344,343	33,311,742
EQT Corp.	105,308	6,870,294
Exxon Mobil Corp.	2,525,956	207,077,873
Hess Corp.	157,721	7,395,538
Kinder Morgan, Inc.	1,146,971	21,998,904
Marathon Oil Corp.	503,091	6,821,914
Marathon Petroleum Corp.	302,497	16,964,032
Newfield Exploration Co. (a)(b)	116,858	3,467,177
Noble Energy, Inc.	283,916	8,051,858
Occidental Petroleum Corp.	457,003	29,344,163
ONEOK, Inc.	229,064	12,692,436
Phillips 66	255,342	23,391,881
Pioneer Natural Resources Co.	102,059	15,057,785
Range Resources Corp.	131,419	2,571,870
Valero Energy Corp.	265,129	20,396,374
Williams Cos., Inc.	499,125	14,978,741

Total Oil, Gas & Consumable Fuels		675,218,219

Paper & Forest Products | 0.1%
International Paper Co.	248,986	14,147,385

Total Paper & Forest Products		14,147,385

Personal Products | 0.1%
Coty, Inc., Class A	274,000	4,529,220
Estee Lauder Cos., Inc., Class A	134,496	14,504,049

Total Personal Products		19,033,269

Pharmaceuticals | 4.8%
Allergan PLC	199,691	40,926,670
Bristol-Myers Squibb Co.	978,909	62,395,660
Eli Lilly & Co.	577,503	49,399,607
Johnson & Johnson	1,599,924	208,006,119
Merck & Co., Inc.	1,631,082	104,438,180

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Pharmaceuticals | 4.8% (Continued)
Mylan NV (b)	325,073	$10,197,540
Perrigo Co. PLC	77,467	6,557,582
Pfizer, Inc.	3,560,255	127,101,104
Zoetis, Inc.	293,032	18,683,720

Total Pharmaceuticals		627,706,182

Professional Services | 0.2%
Equifax, Inc.	73,274	7,766,311
Nielsen Holdings PLC	196,435	8,142,231
Robert Half International, Inc.	74,783	3,764,576
Verisk Analytics, Inc. (a)(b)	94,221	7,838,245

Total Professional Services		27,511,363

Real Estate Investment Trusts (REITs) | 2.8%
Alexandria Real Estate Equities, Inc. (a)	55,441	6,595,816
American Tower Corp.	255,858	34,970,671
Apartment Investment & Management Co., Class A	91,141	3,997,444
AvalonBay Communities, Inc.	82,843	14,780,848
Boston Properties, Inc.	94,106	11,563,745
Crown Castle International Corp.	242,560	24,251,149
Digital Realty Trust, Inc.	122,417	14,485,604
Duke Realty Corp.	208,164	5,999,286
Equinix, Inc.	46,469	20,739,115
Equity Residential	220,571	14,542,246
Essex Property Trust, Inc.	39,611	10,062,382
Extra Space Storage, Inc. (a)	77,234	6,172,541
Federal Realty Investment Trust	42,469	5,275,074
GGP, Inc.	366,286	7,607,760
HCP, Inc.	275,244	7,660,041
Host Hotels & Resorts, Inc.	434,468	8,033,313
Kimco Realty Corp. (a)	249,356	4,874,910
Macerich Co.	64,673	3,555,075
Mid-America Apartment Communities, Inc.	66,350	7,091,488
Prologis, Inc.	318,438	20,208,075
Public Storage	89,625	19,178,854
Realty Income Corp. (a)	160,650	9,187,574
Regency Centers Corp.	86,603	5,372,850
Simon Property Group, Inc. (a)	187,157	30,134,149
SL Green Realty Corp.	58,685	5,945,964
UDR, Inc.	164,285	6,247,759
Ventas, Inc.	214,309	13,957,945
Vornado Realty Trust (a)	101,338	7,790,865
Welltower, Inc.	222,184	15,615,092
Weyerhaeuser Co.	456,560	15,536,737

Total Real Estate Investment Trusts (REITs)		361,434,372

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Real Estate Management & Development | 0.1%
CBRE Group, Inc., Class A (b)	174,809	$6,621,765

Total Real Estate Management & Development		6,621,765

Road & Rail | 0.9%
CSX Corp.	545,545	29,601,271
JB Hunt Transport Services, Inc.	50,885	5,652,306
Kansas City Southern	62,228	6,762,939
Norfolk Southern Corp.	172,550	22,818,012
Union Pacific Corp.	477,974	55,430,645

Total Road & Rail		120,265,173

Semiconductors & Semiconductor Equipment | 3.7%
Advanced Micro Devices, Inc. (a)(b)	473,862	6,041,740
Analog Devices, Inc.	220,529	19,002,984
Applied Materials, Inc.	637,974	33,232,066
Broadcom Ltd.	242,729	58,871,492
Intel Corp.	2,807,903	106,924,946
KLA-Tencor Corp.	91,720	9,722,320
Lam Research Corp.	97,106	17,968,494
Microchip Technology, Inc.	137,016	12,301,296
Micron Technology, Inc. (b)	665,390	26,169,789
NVIDIA Corp.	357,991	63,998,051
Qorvo, Inc. (b)	73,781	5,214,841
QUALCOMM, Inc.	885,265	45,892,138
Skyworks Solutions, Inc.	107,948	10,999,901
Texas Instruments, Inc.	591,789	53,047,966
Xilinx, Inc.	145,689	10,319,152

Total Semiconductors & Semiconductor Equipment		479,707,176

Software | 5.0%
Activision Blizzard, Inc.	450,766	29,078,915
Adobe Systems, Inc. (b)	293,954	43,852,058
ANSYS, Inc. (b)	49,472	6,071,698
Autodesk, Inc. (b)	131,436	14,755,005
CA, Inc.	183,640	6,129,903
Cadence Design Systems, Inc. (a)(b)	171,359	6,763,540
Citrix Systems, Inc. (b)	83,916	6,446,427
Electronic Arts Inc. (b)	184,561	21,789,272
Intuit Inc.	145,381	20,664,455
Microsoft Corp.	4,595,047	342,285,051
Oracle Corp.	1,802,365	87,144,348
Red Hat, Inc. (b)	105,055	11,646,397
salesforce.com, Inc. (b)	408,319	38,145,161
Symantec Corp.	368,502	12,090,551
Synopsys, Inc. (b)	87,886	7,077,460

Total Software		653,940,241

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Specialty Retail | 2.1%
Advance Auto Parts, Inc. (a)	42,609	$4,226,813
AutoZone, Inc. (b)	16,498	9,818,125
Best Buy Co., Inc.	160,888	9,164,180
CarMax, Inc. (b)	111,776	8,473,739
Foot Locker, Inc.	76,660	2,699,965
Gap, Inc.	129,253	3,816,841
Home Depot, Inc.	703,167	115,009,995
L Brands, Inc.	152,020	6,325,552
Lowe’s Cos., Inc.	504,299	40,313,662
O’Reilly Automotive, Inc. (b)	53,193	11,456,176
Ross Stores, Inc.	234,174	15,120,615
Signet Jewelers Ltd.	35,334	2,351,478
Tiffany & Co.	59,106	5,424,749
TJX Cos., Inc.	381,033	28,093,563
Tractor Supply Co.	76,121	4,817,698
Ulta Salon Cosmetics & Fragrance, Inc. (b)	35,557	8,038,015

Total Specialty Retail		275,151,166

Technology Hardware, Storage & Peripherals | 4.2%
Apple, Inc.	3,081,959	474,991,521
Hewlett Packard Enterprise Co.	984,583	14,483,216
HP, Inc.	997,927	19,918,623
NetApp, Inc.	165,118	7,225,564
Seagate Technology PLC	168,099	5,575,844
Western Digital Corp.	177,736	15,356,390
Xerox Corp.	127,600	4,247,804

Total Technology Hardware, Storage & Peripherals		541,798,962

Textiles, Apparel & Luxury Goods | 0.6%
Coach, Inc.	163,808	6,598,186
Hanesbrands, Inc.	211,689	5,216,017
Michael Kors Holdings Ltd. (b)	90,090	4,310,807
NIKE, Inc., Class B	787,252	40,819,016
PVH Corp.	44,958	5,667,406
Ralph Lauren Corp.	31,377	2,770,275
Under Armour, Inc., Class A (a)(b)	103,468	1,705,153
Under Armour, Inc., Class C (a)(b)	105,511	1,584,775
VF Corp.	199,537	12,684,567

Total Textiles, Apparel & Luxury Goods		81,356,202

Thrifts & Mortgage Finance | 0.0%
People’s United Financial, Inc.	220,243	3,995,208

Total Thrifts & Mortgage Finance		3,995,208

Tobacco | 1.4%
Altria Group, Inc.	1,144,648	72,593,576
Philip Morris International Inc.	926,275	102,825,788

Total Tobacco		175,419,364

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.1% of net assets (Continued)

	Shares	Value
Trading Companies & Distributors | 0.2%
Fastenal Co.	168,859	$7,696,593
United Rentals, Inc. (b)	51,357	7,125,270
W.W. Grainger, Inc.	31,463	5,655,475

Total Trading Companies & Distributors		20,477,338

Water Utilities | 0.1%
American Water Works Co., Inc.	104,989	8,494,660

Total Water Utilities		8,494,660

Total Common Stocks (Cost $7,927,034,400)		12,877,532,959

Short-Term Securities | 1.4% of net assets
BlackRock Cash Funds: Institutional, SL Agency Shares (c)(d)(e)	80,879,970	80,904,234

Short-Term Securities | 1.4% of net assets (Continued)

	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares (c)(e)	105,072,055	$105,072,055

Total Short-Term Securities (Cost $185,966,542)		185,976,289

Total Investments (Cost $8,113,000,942) | 100.5%		13,063,509,248

Liabilities in Excess of Other Assets | (0.5)%		(66,745,821)

Net Assets | 100.0%		$12,996,763,427

(a) Security, or a portion of security, is on loan.

(b) Non-income producing.

(c) During the year ended September 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Affiliate Persons and/or Related Parties	Shares Held at December 31, 2016	Shares Purchased		Shares Sold	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	67,939,998	12,939,972	[1]	—	80,879,970	$80,904,234	$232,007	[2]	$(792)	$2,072
BlackRock Cash Funds: Treasury, SL Agency Shares	485,190,196	—		(380,118,141)[3]	105,072,055	105,072,055	1,237,499		—	—
BlackRock, Inc.	60,705	11,662		—	72,367	32,354,562	512,778		—	4,686,505
PNC Financial Services Group, Inc.	242,967	46,203		(3,215)	285,955	38,538,155	495,471		1,354	4,831,915

Total						$256,869,006	$2,477,755		$562	$9,520,492

[1]	Represents net shares purchased.
[2]	Represents all or portion of securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.
[3]	Represents net shares sold.
(d)	All or a portion of security was purchased with the cash collateral from loaned securities.
(e)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End - Futures Contracts

Contracts Long	Issue	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)
930	S&P 500 E-Mini Index	December 2017	$116,999	$705,733

Portfolio of Investments | S&P 500 Index Master Portfolio | September 30, 2017 | (Unaudited) (Continued)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$12,877,532,959	$—	$—	$12,877,532,959
Short-Term Securities:
Money Market Funds	185,976,289	—	—	185,976,289

	$13,063,509,248	$—	$—	$13,063,509,248

Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$705,733	$—	$—	$705,733

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers between levels during the period ended September 30, 2017.

Portfolio of Investments

Value Fund | September 30, 2017 | (Unaudited)

Common Stocks | 96.3% of portfolio
	Shares	Value
Consumer Discretionary | 5.3%
Auto Components
Adient PLC	100,743	$8,461,405
Cooper Tire & Rubber Co.	440,000	16,456,000
Distributors
Genuine Parts Co.	240,400	22,994,260
LKQ Corp. (a)	223,482	8,043,117

Total Consumer Discretionary		55,954,782
Energy | 9.3%
Energy Equipment & Services
Helmerich & Payne, Inc.	110,000	5,732,100
Oil, Gas & Consumable Fuels
Apache Corp.	75,268	3,447,274
Chevron Corp.	295,000	34,662,500
ConocoPhillips	452,400	22,642,620
Marathon Oil Corp.	663,100	8,991,636
Royal Dutch Shell PLC ADR	353,000	22,076,620

Total Energy		97,552,750
Financials | 16.6%
Banks
Bank of America Corp.	750,200	19,010,068
Citigroup, Inc.	296,000	21,531,040
JPMorgan Chase & Co.	517,600	49,435,976
Wells Fargo & Co.	221,000	12,188,150
Insurance
Allstate Corp.	369,000	33,914,790
American International Group, Inc.	423,298	25,986,264
Chubb Ltd.	85,469	12,183,606

Total Financials		174,249,894
Health Care | 17.2%
Health Care Equipment & Supplies
Abbott Laboratories	399,000	21,290,640
Medtronic PLC	198,465	15,434,623
Life Sciences Tools & Services
Mettler-Toledo
International Inc. (a)	45,000	28,177,200
Pharmaceuticals
Bristol-Myers Squibb Co.	719,700	45,873,678
Merck & Co., Inc.	456,000	29,197,680
Pfizer, Inc.	1,107,000	39,519,900
Roche Holding AG ADR	50,000	1,600,000

Total Health Care		181,093,721
Industrials | 15.0%
Airlines
Southwest Airlines Co.	844,100	47,252,718
Auto Components
Johnson Controls International PLC	157,431	6,342,895

Common Stocks | 96.3% of portfolio (Continued)
	Shares	Value
Industrials | 15.0% (Continued)
Industrial Conglomerates
Honeywell International Inc.	281,100	$39,843,114
Machinery
Flowserve Corp.	285,900	12,176,481
Parker-Hannifin Corp.	246,400	43,124,928
Trading Companies & Distributors Applied Industrial Technologies, Inc.	130,500	8,586,900

Total Industrials		157,327,036
Information Technology | 21.4%
Communications Equipment Cisco Systems, Inc.	1,343,500	45,181,905
Electronic Equipment, Instruments & Components
TE Connectivity Ltd.	262,850	21,832,321
Internet Software & Services
Alphabet, Inc., Class C (a)	34,000	32,609,740
IT Services
Leidos Holdings Inc.	250,750	14,849,415
Visa Inc., Class A	356,000	37,465,440
Semiconductors & Semiconductor Equipment
Intel Corp.	1,085,000	41,316,800
Software
Microsoft Corp.	427,000	31,807,230

Total Information Technology		225,062,851
Materials | 11.5%
Chemicals
DowDuPont Inc.	711,900	49,284,837
Containers & Packaging
Avery Dennison Corp.	520,000	51,136,800
Bemis Co., Inc.	433,600	19,759,152

Total Materials		120,180,789

Total Common Stocks (Cost $530,409,479)		1,011,421,823

Commercial Paper | 3.7% of portfolio
	Face Amount
Amphenol Corp., 1.32%, 10/02/17 (b)	$10,000,000	9,998,875
NiSource Finance Corp., 1.38%, 10/02/17 (b)	28,850,000	28,846,755

Total Commercial Paper (Cost $38,848,527)		38,845,630

Portfolio of Investments | Value Fund | September 30, 2017 | (Unaudited) (Continued)

Money Market Fund | less than 0.1% of portfolio

	Shares	Value
State Street Institutional U.S. Government Money Market Fund (Premier Class), 0.92% (c)	8,652	$8,652

Total Money Market Fund (Cost $8,652)		8,652

Total Investments in Securities (Cost $569,266,658) | 100.0%		$1,050,276,105

(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $38,845,630 and represents 3.7% of total investments.
(c)	7-day yield at September 30, 2017.

PLC - Public Limited Company

ADR - American Depositary Deposit

AG - Aktiengesellschaft

At September 30, 2017, the cost of investment securities for tax purposes was $569,266,658. Net unrealized appreciation of investment securities was $481,009,447 consisting of unrealized gains of $485,745,950 and unrealized losses of $4,736,503.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,011,421,823	$—	$—	$1,011,421,823
Commercial Paper	—	38,845,630	—	38,845,630
Money Market Fund	8,652	—	—	8,652

Total	$1,011,430,475	$38,845,630	$—	$1,050,276,105

There were no transfers between levels during the period ended September 30, 2017.

Portfolio of Investments

Growth Fund | September 30, 2017 | (Unaudited)

Common Stocks | 98.0% of portfolio

	Shares	Value
Consumer Discretionary | 18.9%
Automobiles
Ferrari NV	7,353	$812,359
Tesla Inc. (a)	3,000	1,023,300
Hotels, Restaurants & Leisure
HiltonWorldwide Holdings, Inc.	29,901	2,076,625
Restuarant Brands
International Inc.	21,300	1,360,644
Yum! Brands, Inc.	15,900	1,170,399
Internet & Direct Marketing Retail
Amazon.com, Inc. (a)	10,803	10,385,464
Netflix, Inc. (a)	5,600	1,015,560
Priceline Group, Inc. (a)	4,279	7,834,079
Multiline Retail
Dollar General Corp.	33,300	2,698,965
Specialty Retail
Home Depot, Inc.	5,300	866,868
Ross Stores, Inc.	16,200	1,046,034

Total Consumer Discretionary		30,290,297
Consumer Staples | 1.2%
Tobacco
Philip Morris International Inc.	16,820	1,867,188

Total Consumer Staples		1,867,188
Financials | 5.2%
Banks
First Republic Bank	16,287	1,701,340
Capital Markets
Charles Schwab Corp.	13,310	582,180
Morgan Stanley	53,755	2,589,378
TD Ameritrade Holding Corp.	27,250	1,329,800
Diversified Financial Services
Intercontinental Exchange, Inc.	32,000	2,198,400

Total Financials		8,401,098
Health Care | 21.2%
Biotechnology
Alexion Pharmaceuticals, Inc. (a)	13,473	1,890,127
Alnylam Pharmaceuticals, Inc (a)	9,578	1,125,319
Biogen Inc. (a)	6,209	1,944,162
Celgene Corp. (a)	2,600	379,132
Incyte Corp. (a)	5,400	630,396
Vertex Pharmaceuticals, Inc. (a)	19,635	2,985,306
Health Care Equipment & Supplies
Becton, Dickinson & Co.	14,821	2,904,175
Danaher Corp.	19,400	1,664,132
Intuitive Surgical, Inc. (a)	4,000	4,183,520
Stryker Corp.	16,633	2,362,219
Health Care Providers & Services
Aetna, Inc.	4,410	701,234
Anthem, Inc.	9,666	1,835,380
Centene Corp. (a)	6,572	635,973
Cigna Corp.	16,679	3,117,972

Common Stocks | 98.0% of portfolio (Continued)
	Shares	Value
Health Care | 21.2% (Continued)
Humana, Inc.	6,567	$1,599,918
UnitedHealth Group Inc.	23,000	4,504,550
Pharmaceuticals
Merck & Co., Inc.	23,900	1,530,317

Total Health Care		33,993,832
Industrials | 8.1%
Aerospace & Defense
Boeing Co.	25,357	6,446,003
Airlines
Alaska Air Group, Inc.	18,851	1,437,766
American Airlines Group Inc.	54,350	2,581,081
Commercial Services & Supplies
Waste Connections, Inc.	22,850	1,598,586
Machinery
Fortive Corp.	11,700	828,243

Total Industrials		12,891,679
Information Technology | 40.9%
Internet Software & Services
Alibaba Group Holding Ltd.
ADR (a)	25,400	4,386,834
Alphabet, Inc., Class A (a)	7,500	7,302,900
Alphabet, Inc., Class C (a)	4,280	4,104,991
Facebook, Inc., Class A (a)	45,834	7,831,655
Shopify Inc. (Class A) (a)	1,789	208,401
Tencent Holdings Ltd. ADR	42,000	1,844,430
IT Services
Global Payments Inc.	15,877	1,508,791
PayPal Holdings, Inc. (a)	61,300	3,925,039
Visa Inc., Class A	67,600	7,114,224
Semiconductors & Semiconductor
Equipment
ASML Holding NV ADR	4,100	701,920
NVIDIA Corp.	2,000	357,540
NXP Semiconductors NV (a)	12,954	1,464,968
Xilinx, Inc.	21,134	1,496,921
Software
Electronic Arts Inc. (a)	8,900	1,050,734
Intuit Inc.	14,221	2,021,373
Microsoft Corp.	108,900	8,111,961
Red Hat, Inc. (a)	16,900	1,873,534
salesforce.com, Inc. (a)	29,700	2,774,574
ServiceNow, Inc. (a)	12,787	1,502,856
Workday, Inc. (Class A) (a)	1,100	115,929
Technology Hardware, Storage & Peripherals
Apple, Inc.	38,000	5,856,560

Total Information Technology		65,556,135

Portfolio of Investments | Growth Fund | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 98.0% of portfolio (Continued)
	Shares	Value
Real Estate | 1.2%
Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	19,700	$1,969,606

Total Real Estate		1,969,606
Telecommunication Services | 1.0%
Wireless Telecommunication Services
T-Mobile US, Inc. (a)	25,100	1,547,666

Total Telecommunication Services		1,547,666
Utilities | 0.3%
Water Utilities
American Water Works Co., Inc.	5,122	414,421

Total Utilities		414,421

Total Common Stocks (Cost $108,064,990)		156,931,922

Money Market Fund | 2.0% of portfolio
	Shares	Value
State Street Institutional U.S. Government Money Market Fund (Premier Class), 0.92% (b)	3,258,778	$3,258,778

Total Money Market Fund (Cost $3,258,778)		3,258,778

Total Investments in Securities (Cost $111,323,768) | 100.0%		$160,190,700

(a)	Non-income producing.
(b)	7-day yield at September 30, 2017.

NV - Naamloze Vennottschap

ADR - American Depositary Deposit

At September 30, 2017, the cost of investment securities for tax purposes was $111,340,367. Net unrealized appreciation of investment securities was $48,850,333 consisting of unrealized gains of $49,053,306 and unrealized losses of $202,973.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
Common Stocks	$156,931,922	$—	$—	$156,931,922
Money Market Fund	3,258,778	—	—	3,258,778

Total	$160,190,700	$—	$—	$160,190,700

There were no transfers between levels during the period ended September 30, 2017.

Portfolio of Investments

Small-Company Stock Fund | September 30, 2017 | (Unaudited)

Common Stocks | 99.0% of portfolio

	Shares	Value
Consumer Discretionary | 11.0%
Auto Components
Cooper Tire & Rubber Co.	799,450	$29,899,430
Distributors
Core-Mark Holding Company, Inc.	739,592	23,770,487
Hotels, Restaurants & Leisure
BJ’s Restaurants, Inc. (a)	657,427	20,018,652
Cracker Barrel Old Country Store, Inc.	210,209	31,871,889
Multiline Retail
Fred’s, Inc. (Class A)	1,685,683	10,855,798
Textiles, Apparel & Luxury Goods
G-III Apparel Group, Ltd. (a)	685,252	19,886,013

Total Consumer Discretionary		136,302,269
Energy | 1.7%
Energy Equipment & Services
Rowan Companies PLC (a)	248,000	3,186,800
Oil, Gas & Consumable Fuels
Cimarex Energy Co.	59,400	6,751,998
Rockwater Energy Solutions, Inc. (Class A-1) (a)(b)	676,500	11,500,500

Total Energy		21,439,298
Financials | 20.3%
Banks
Access National Corp	4,624	132,524
FB Financial Corp. (a)	161,577	6,094,684
Glacier Bancorp, Inc.	629,000	23,751,040
National Bankshares, Inc. (Virginia)	415,717	18,686,479
State Bank Financial Corp.	1,231,700	35,288,205
Sterling Bancorp	1,087,900	26,816,735
Texas Capital Bancshares, Inc. (a)	533,417	45,767,179
Consumer Finance
Encore Capital Group, Inc. (a)	1,236,289	54,767,603
Insurance
Kinsale Capital Group, Inc.	656,980	28,361,826
National General Holdings Corp.	691,963	13,223,413

Total Financials		252,889,688
Health Care | 2.9%
Health Care Equipment & Supplies
STERIS PLC	342,112	30,242,701
Life Sciences Tools & Services
NanoString Technologies, Inc. (a)	395,418	6,389,955

Total Health Care		36,632,656
Industrials | 42.8%
Aerospace & Defense
BWX Technologies, Inc.	626,200	35,079,724
Huntington Ingalls Industries, Inc.	135,000	30,569,400
Triumph Group, Inc.	737,800	21,949,550

Common Stocks | 99.0% of portfolio (Continued)

	Shares	Value
Industrials | 42.8% (Continued)
Air Freight & Logistics
Radiant Logistics, Inc. (a)	1,444,100	$7,668,171
Building Products
NCI Building Systems, Inc. (a)	1,181,831	18,436,564
Construction & Engineering
Comfort Systems USA, Inc.	50,994	1,820,486
Dycom Industries, Inc. (a)	1,135,299	97,499,478
Orion Group Holdings, Inc. (a)	1,853,794	12,160,888
Primoris Services Corp.	1,102,400	32,432,608
Industrial Conglomerates
Carlisle Companies Inc.	125,600	12,596,424
Machinery
Manitowoc Co., Inc. (The)	759,400	6,834,600
NN, Inc.	1,348,200	39,097,800
Standex International Corp.	328,244	34,859,513
Welbilt, Inc. (a)	759,400	17,504,170
Road & Rail
Covenant Transportation Group, Inc. (Class A) (a)	605,200	17,538,696
Knight-Swift Transportation Holdings Inc. (a)	1,207,732	50,181,265
Werner Enterprises, Inc.	1,304,181	47,667,815
Trading Companies & Distributors
Applied Industrial Technologies, Inc.	738,374	48,585,009

Total Industrials		532,482,161
Information Technology | 10.7%
Electronic Equipment, Instruments & Components
Belden Inc.	337,585	27,185,720
Internet Software & Services
comScore, Inc. (a)	753,000	21,648,750
j2 Global, Inc	92,196	6,811,441
IT Services
Cass Information Systems, Inc.	223,814	14,198,760
Computer Services, Inc.	585,362	26,955,920
ManTech International Corp. (Class A)	471,428	20,813,546
Software
Descartes Systems Group Inc. (The) (a)	546,882	14,957,223

Total Information Technology		132,571,360
Materials | 8.8%
Chemicals
PolyOne Corp.	1,024,246	41,000,568
Westlake Chemical Corp.	231,400	19,227,026
Construction Materials
Summit Materials, Inc. (Class A) (a)	1,125,078	36,036,248

Portfolio of Investments | Small-Company Stock Fund | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 99.0% of portfolio (Continued)

	Shares	Value
Materials | 8.8% (Continued)
Containers & Packaging
Myers Industries, Inc.	633,639	$13,274,737

Total Materials		109,538,579
Real Estate | 0.8%
Real Estate Investment Trusts (REITs)
QTS Realty Trust Inc. (Class A)	180,436	9,447,629

Total Real Estate		9,447,629

Total Common Stocks (Cost $806,488,886)		1,231,303,640

Commercial Paper | 1.0% of portfolio

	Face Amount
Enterprise Products Operating LLC, 1.30%, 10/02/17 (b)	$12,000,000	11,998,700

Tota Commercial Paper (Cost $11,999,567)		11,998,700

Money Market Fund | less than 0.1% of portfolio

	Shares	Value
State Street Institutional U.S. Government Money Market Fund (Premier Class), 0.92% (c)	21,468	$21,468

Total Money Market Fund (Cost $21,468)		21,468

Total Investments in Securities (Cost $818,509,921) | 100.0%		$1,243,323,808

(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities have been determined to be liquid under criteria established by the Fund’s Board of Directors. The total of such securities at period-end amounts to $23,499,200 and represents 1.9% of total investments.
(c)	7-day yield at September 30, 2017.

PLC - Public Limited Company

LLC - Limited Liability Company

At September 30, 2017, the cost of investment securities for tax purposes was $818,509,921. Net unrealized appreciation of investment securities was $424,813,887 consisting of unrealized gains of $471,279,751 and unrealized losses of $46,465,864.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,219,803,140	$—	$11,500,500	$1,231,303,640
Commercial Paper	—	11,998,700	—	11,998,700
Money Market Fund	21,468	—	—	21,468

Total	$1,219,824,608	$11,998,700	$11,500,500	$1,243,323,808

There were no transfers between levels during the period ended September 30, 2017.

Portfolio of Investments | Small-Company Stock Fund | September 30, 2017 | (Unaudited) (Continued)

As of September 30, 2017, all Level 3 securities held by the Small-Company Stock Fund were not considered to be material.

Portfolio of Investments

International Equity Fund | September 30, 2017 | (Unaudited)

Common Stocks | 96.0% of portfolio

	Shares	Value
Australia | 1.0%
CSL Ltd.	6,457	$679,749

Total Australia		679,749
Brazil | 0.6%
Itaú Unibanco Holding SA ADR (Class A)	30,720	420,864

Total Brazil		420,864
Britain | 11.4%
BBA Aviation PLC	132,600	530,543
HSBC Holdings PLC	116,606	1,152,747
RoyalDutch Shell PLC (Class B)	74,676	2,298,983
Shire PLC	27,400	1,395,584
Unilever PLC	26,827	1,552,728
WPP PLC	54,360	1,008,708

Total Britain		7,939,293
Canada | 2.2%
Canadian National Railway Co.	18,950	1,570,007

Total Canada		1,570,007
China | 1.2%
Baidu, Inc. ADR (a)	2,420	599,410
Weibo Corp. ADR (a)	2,183	215,986

Total China		815,396
France | 10.8%
Air Liquide SA	12,625	1,683,616
Dassault Systémes SA	28,150	2,848,015
L’Oréal SA	8,713	1,847,536
LVMH Moët Hennessy—Louis
Vuitton SE	4,288	1,185,363

Total France		7,564,530
Germany | 20.1%
Allianz SE REG	12,653	2,841,697
Bayer AG REG	19,240	2,628,248
Bayerische Motoren Werke AG	11,944	1,212,247
Fresenius Medical Care AG & Co.
KGaA	10,264	1,003,474
FUCHS PETROLUB SE	4,127	211,866
FUCHS PETROLUB SE (Preferred)	8,889	526,408
Infineon Technologies AG	47,000	1,184,983
Linde AG	5,801	1,206,305
SAP SE ADR	21,750	2,384,888
Symrise AG	10,536	801,000

Total Germany		14,001,116

Common Stocks | 96.0% of portfolio (Continued)

	Shares	Value
Hong Kong | 3.8%
AIA Group Ltd.	362,900	$2,686,657

Total Hong Kong		2,686,657
India | 0.5%
HDFC Bank Ltd. ADR	1,990	191,776
ICICI Bank Ltd. ADR	15,180	129,941

Total India		321,717
Israel | 3.4%
Check Point Software
Technologies Ltd. (a)	20,650	2,354,513

Total Israel		2,354,513
Italy | 1.0%
Tenaris, SA ADR	25,800	730,398

Total Italy		730,398
Japan | 15.1%
FANUC Corp.	9,800	1,986,984
JGC Corp.	37,000	599,197
Keyence Corp.	4,800	2,552,965
Kubota Corp.	45,700	831,314
M3, Inc.	51,900	1,479,741
Mitsubishi Estate Co., Ltd.	31,000	538,761
MonotaRO Co., Ltd.	24,400	652,628
Park24 Co., Ltd.	26,500	645,348
Sysmex Corp.	19,100	1,220,318

Total Japan		10,507,256
Mexico | 0.8%
Grupo Financiero Banorte SAB de CV	58,300	401,377
Grupo Televisa SAB ADR	5,500	135,685

Total Mexico		537,062
Republic of South Korea | 1.2%
Samsung Electronics Co., Ltd. GDR	213	241,583
Samsung Electronics Co., Ltd. REG GDR	618	566,449

Total Republic of South Korea		808,032
Singapore | 2.6%
DBS Group Holdings Ltd.	117,800	1,813,420

Total Singapore		1,813,420
South Africa | 1.4%
Aspen Pharmacare Holdings Ltd.	11,000	246,780

Portfolio of Investments | International Equity Fund | September 30, 2017 | (Unaudited) (Continued)

Common Stocks | 96.0% of portfolio (Continued)

	Shares	Value
South Africa | 1.4% (Continued)
Naspers Ltd. (Class N)	2,940	$635,548
Novus Holdings LTD	992	475
Sasol Ltd.	4,100	112,196

Total South Africa		994,999
Spain | 4.1%
Banco Bilboa Vizcaya Argentaria SA	236,776	2,116,871
Grifols, SA	11,340	330,937
Grifols, SA ADR	18,600	407,154

Total Spain		2,854,962
Sweden | 4.8%
Alfa Laval AB	36,800	900,122
Atlas Copco AB (Class A)	31,288	1,327,310
Skandinaviska Enskilda Banken AB (Class A)	82,989	1,094,890

Total Sweden		3,322,322
Switzerland | 6.7%
Nestlé SA REG	28,016	2,351,698
Roche Holding AG REG	6,162	1,575,131
Sonova Holding AG	4,509	765,340

Total Switzerland		4,692,169
Taiwan | 1.0%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	19,500	732,225

Total Taiwan		732,225

Common Stocks | 96.0% of portfolio (Continued)

	Shares	Value
Turkey | 0.3%
Türkiye Garanti Bankasi ADR AS	76,900	$212,244

Total Turkey		212,244
United States of America | 2.0%
Schlumberger Ltd.	20,500	1,430,080

Total United States of America		1,430,080

Total Common Stocks (Cost $52,552,358)		66,989,011

Money Market Fund | 4.0% of portfolio

State Street Institutional U.S. Government Money Market Fund (Premier Class), 0.92% (b)	2,801,156	2,801,156

Total Money Market Fund (Cost $2,801,156)		2,801,156

Total Investments in Securities (Cost $55,353,514) | 100.0%		$69,790,167

(a)	Non-income producing.
(b)	7-day yield at September 30, 2017.

ADR - American Depositary Deposit

SA - Sociedad Anonima or Societe Anonyme

PLC - Public Limited Company

SE - Societas Europaea

REG - Registered Shares

AG - Aktiengesellschaft

KGaA - Kommanditgesellschaft auf Aktien

SAB de CV - Sociedad Anonima Bursatil de Capital Variable

SAB - Sociedad Anonima Bursatil

GDR - Global Depositary Receipt

AB - Aktiebolag

At September 30, 2017, the cost of investment securities for tax purposes was $55,492,891. Net unrealized appreciation of investment securities was $14,297,276 consisting of unrealized gains of $14,776,765 and unrealized losses of $479,489.

Accounting principles generally accepted in the United States (GAAP) establish a disclosure hierarchy that categorized the inputs used to value assets and liabilities at measurement date. These inputs are summarized into three broad levels as follows:

Portfolio of Investments | International Equity Fund | September 30, 2017 | (Unaudited) (Continued)

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair valuation of investments).

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For more information regarding the Fund’s valuation policies please refer to the Fund’s most recent financial report.

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,250,988	$53,738,023	$—	$66,989,011
Money Market Fund	2,801,156	—	—	2,801,156

Total	$16,052,144	$53,738,023	$—	$69,790,167

There were no transfers between levels during the period ended September 30, 2017.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ James D. Matheson
Name:	James D. Matheson
Title:	President, Chief Executive Officer and Director
Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Matheson
Name:	James D. Matheson
Title:	President, Chief Executive Officer and Director
Date:	November 27, 2017

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	November 27, 2017